                                  AON FUNDS
                              SEMI-ANNUAL REPORT
                                APRIL 30, 1997
                                  UNAUDITED


                                  [GRAPHIC]

[AON FUNDS LOGO]

                              TABLE OF CONTENTS

Letter from the President                                     Page 2

Asset Allocation Fund Commentary                              Pages 3 - 4

S&P 500 Index Fund Commentary                                 Pages 5 - 6

REIT Index Fund Commentary                                    Pages 7 - 8

International Equity Fund Commentary                          Pages 9 - 10

Government Securities Fund Commentary                         Pages 11 - 12

Financial Statements for the six months                       Pages 13 - 113
  ended April 30, 1997 - Unaudited

        Money Market Fund
                  Statement of Assets and Liabilities         Page 13
                  Statement of Operations                     Page 14
                  Statement of Changes in Net Assets          Page 15
                  Schedule of Investments                     Pages 16 - 21
                  Financial Highlights                        Pages 22 - 24
        Government Securities Fund
                  Statement of Assets and Liabilities         Page 25
                  Statement of Operations                     Page 26
                  Statement of Changes in Net Assets          Page 27
                  Schedule of Investments                     Pages 28 - 29
                  Financial Highlights                        Page 30
        Asset Allocation Fund
                  Statement of Assets and Liabilities         Page 31
                  Statement of Operations                     Page 32
                  Statement of Changes in Net Assets          Page 33
                  Schedule of Investments                     Pages 34 - 46
                  Financial Highlights                        Pages 47 - 48
        S&P 500 Index Fund
                  Statement of Assets and Liabilities         Page 49
                  Statement of Operations                     Page 50
                  Statement of Changes in Net Assets          Page 51
                  Schedule of Investments                     Pages 52 - 76
                  Financial Highlights                        Page 77
        International Equity Fund
                  Statement of Assets and Liabilities         Page 78
                  Statement of Operations                     Page 79
                  Statement of Changes in Net Assets          Page 80
                  Schedule of Investments                     Pages 81 - 92
                  Industry Diversification                    Pages 93 - 94
                  Financial Highlights                        Page 95
        REIT Index Fund
                  Statement of Assets and Liabilities         Page 96
                  Statement of Operations                     Page 97
                  Statement of Changes in Net Assets          Page 98
                  Schedule of Investments                     Pages 99 - 103
                  Financial Highlights                        Page 104
        Notes to the Financial Statements                     Pages 105 - 113

[AON FUNDS LETTERHEAD]
1-800-AON-FNDS


TO AON FUNDS SHAREHOLDERS:


Economic growth has been positive in the U.S. and much of the world during the last six months. Consumer price inflation has been subdued, and interest rates have remained relatively stable. Stock market returns have been quite positive, especially for larger capitalization issues.

Effective May 1, 1997 Aon Advisors, Inc., investment advisor to the Aon Funds, waived a portion of its management fees until at least February 28, 1998. This reduction benefits all shareholders.

Thank you for your support as a shareholder. If you have any questions or comments, please call me at (312) 701-3300.


Sincerely yours,

Mike Conway

Michael A. Conway
President

[AON FUNDS LOGO]


ASSET ALLOCATION FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Index from the inception of the Fund to April 30, 1997. The illustration assumes that all dividends and distributions are reinvested:

                                 [LINE GRAPH]

                                Aon Asset               Lipper Flexible
                             Allocation Fund            Portfolio Index
03/03/94                        10,000                      10,000
10/31/94                        10,184                       9,958
10/31/95                        12,926                      11,618
10/31/96                        14,356                      13,325
04/30/97                        15,281                      14,117




                                                               March 3, 1994 to
COMPARISON OF RETURNS             6 months  1 Year  3 Year(2)  April 30, 1997(3)
--------------------------------------------------------------------------------
Asset Allocation Fund(1)            6.45%   10.85%   16.12%      52.81%
Lipper Flexible Portfoli Index(4)   5.94%   11.53%   13.21%      41.17%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) Average annual total return.

(3) Cumulative total return.

(4) The Lipper Flexible Portfolio Index is an unmanaged index prepared by Lipper Analytical Services which includes asset allocation funds.

[AON FUNDS LOGO]


ASSET ALLOCATION FUND

Management Discussion of Fund Performance

The six month period ending April 30, 1997 was a favorable time period for stocks. Most economic indicators signaled continued economic growth and corporate profits were favorable. Investors continued to exhibit a strong preference for large capitalization stocks, as the S&P 500 outperformed mid and smaller capitalization indices by substantial margins.

The bond market was not as attractive in this time period. Yields on the 30 year Treasury began and ended the period in the range of 7%, with the intervening period exhibiting some degree of price fluctuation. Bond yields continue to reflect concern over the pace of economic growth and inflation. The Federal Reserve raised interest rates by 0.25% in March, which adversely impacted the stock market as investors became concerned over the prospect of multiple rate increases. However, equity prices rebounded in April and May.

Throughout this period the Asset Allocation Fund has continued to favor equities over bonds in our asset allocation. Our asset allocation strategy is predicated on the belief that corporate profits, reflecting unit volume increases, operating efficiencies, and capital management, continue to exhibit reasonable growth prospects. This growth may continue to trouble bond market investors.

For the six months ended April 30, 1997 the Fund returned 6.45%, including the reinvestment of dividends. For the same period the Lipper Flexible Portfolio Fund Index returned 5.94%. Sectors which contributed to the Fund's favorable relative return included environmental services, media, drugs, and medical supplies. We remain optimistic about the prospects for equities over the balance of the year.


John G. Lagedrost
Portfolio Manager

[AON FUNDS LOGO]


S&P 500 INDEX FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the S&P 500 Index Fund an investment in the S & P 500 index from the inception of the Fund to April 30, 1997. The illustration assumes that all dividends and distributions are reinvested:

                                 [LINE GRAPH]

                                        S&P 500           S&P 500
                                       Index Fund          Index
September 3, 1996                       10,000            10,000
October 31, 1996                        10,786            10,809
April 30, 1997                          12,346            12,400





COMPARISON OF RETURNS           Six months          to April 30, 1997
---------------------------------------------------------------------
Aon S&P 500 Index Fund (1)       14.47%                  23.46%
S&P 500 Index (2)                14.72%                  24.00%



(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the S&P 500 Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

[AON FUNDS LOGO]


S&P 500 INDEX FUND

Management Discussion of Fund Performance

For the six months ended April 30, 1997, the Aon S & P 500 Index Fund returned 14.47% compared with a 14.72% return for the benchmark S & P 500 Index. Fund operating expenses accounted for substantially all of the difference in performance.

The S & P 500 Index weathered an increase in volatility during the past six months before closing above the 800 level on April 30. The Federal Reserve interest rate increase on March 25 signaled a turn in the interest rate cycle and reversed a key component of the S & P 500's bull run during 1995 and 1996. The frequency and magnitude of further Fed actions during 1997 and their impact on corporate earnings later this year will in large part determine the longevity of the current bull market.

The Aon S & P 500 Index Fund will continue to minimize expenses and replicate the performance of the S & P 500 Index. We remain fully invested in the stock market and are well-positioned to meet our objectives during the remainder of 1997.


John C. DeCaro, II
Portfolio Manager

[AON FUNDS LOGO]

REIT INDEX FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to April 30, 1997. The illustration assumes that all dividends and distributions are reinvested:

                                  [LINE GRAPH]




               Morgan Stanley                           REIT
                REIT Index                           Index Fund
09/03/96           10,000                              10,000
10/31/96           10,482                              10,440
04/30/97           11,875                              11,806


                                        September 3, 1996
COMPARISON OF RETURNS       Six months  to April 30, 1997
---------------------------------------------------------
REIT Index Fund(1)            13.09%      18.06%
Morgan Stanley REIT Index(2)  13.29%      18.75%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gains distributions.

[AON FUNDS LOGO]



REIT INDEX FUND

Management Discussion of Fund Performance

For the six months ended April 30, 1997, the Aon REIT Index Fund returned 13.09% compared with a 13.29% return for the Morgan Stanley REIT Index.

The REIT market continued the momentum from the fourth quarter of 1996, when the Morgan Stanley REIT Index rose 20%, into March of 1997 before topping out. A combination of rising interest rates and a resulting slowdown from the torrid advance in late 1996 conspired to drive REIT prices lower toward the end of the six month period ending April 30, 1997.

The Aon REIT Index Fund will continue to minimize expenses and replicate the performance of the Morgan Stanley REIT Index. We remain fully invested in the REIT market and are well-positioned to meet our objectives during the remainder of 1997.

John C. DeCaro, II
Portfolio Manager

[AONFUNDS LOGO]



INTERNATIONAL EQUITY FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the International Equity Fund at the inception of the Fund and at certain subsequent periods, compared to the growth of an investment in a comparative index over the same periods. The illustration assumes that all dividends and distributions are reinvested:





                                  [LINE GRAPH]




                International                           MCSI
                 Equity Fund                        Non-U.S. Index
09/03/96           10,000                              10,000
10/31/96           10,232                              10,202
04/30/97           10,920                              10,383



                                         September 3, 1996
COMPARISON OF RETURNS        Six months  to April 30, 1997
---------------------------------------------------------
International Equity Fund (1)    6.72%       9.20%
MSCI Non-U.S. Index(2)           1.78%       3.83%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the International Equity Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The MSCI Non-U.S. Index is an unmanaged index generally considered to be representative of International equity market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

[AON FUNDS LOGO]





INTERNATIONAL EQUITY FUND

Management Discussion of Fund Performance

PERFORMANCE

For the six months ended April 30, the portfolio returned 6.72%. For the same period, the Morgan Stanley Capital International Non-U.S. Equity (Free) Index (MSCI Index) returned 1.78%. The portfolio's strong performance relative to the MSCI Index was the result of successful security selection and currency management.

Stock selection, especially in Japan, contributed to the performance of the Fund relative to the MSCI Index. The strategy to underweight the Japanese banks and emphasize the Japanese electrical and electronics stocks added handsomely to performance.

Currency management had a significant positive impact on the Fund. Our defensive strategy characterized by a large underweight of the Japanese yen and minimal exposure to the deutschemark-related currencies contributed over half of the positive performance relative to the MSCI Index.

The contribution from the market allocation strategy was flat for the six month period. The decision to underweight the Japanese and Southeast Asian markets in favor of the other non-U.S. equity markets added to performance. However, the 5% cash allocation in the Fund offset this positive contribution.

STRATEGY

With very few exceptions, non-U.S. equity markets are relatively expensive. Given our valuation analyses and fundamental considerations, we are underweight Japan by 3.0% and the other markets in the index by 2.0%. The Aon International Equity Fund continues to hold a 5% strategic cash position reflecting this view.

Most currencies are now close to fair value in relation to the U.S. dollar. The deutschemark-bloc currencies and Japanese yen underweights were eliminated in March, resulting in neutral weightings. The current strategy is underweight the Australian and Hong Kong dollars and the British pound; these underweights are offset by a hedge into the U.S. dollar.

Industry and stock selection favors European banks and European steel companies, resource based industries and Japanese electrical and electronic firms. The portfolio continues to maintain a large underweight in Japanese banks, although it has been trimmed back over the last few months in response to falling prices.

Brinson Partners, Inc.                                    Aon Advisors, Inc.
Subadvisor                                                Portfolio Manager

[AON FUNDS LOGO]

GOVERNMENT SECURITIES FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and in the Lehman Brothers Government Index from the inception of the Fund to April 30, 1997. The illustration assumes that all dividends and distributions are reinvested.

                                 [LINE GRAPH]


                      Government Securities                    Lehman Brothers
                              Fund                             Government Index
09/03/96                    10,000                                  10,000
10/31/96                    10,279                                  10,365
04/30/97                    10,370                                  10,502



                                                         September 3, 1996
COMPARISON OF RETURNS                Six months          to April 30, 1997
------------------------------------------------------------------------
Aon Government Securities Fund(1)    0.89%                3.70%
Lehman Brothers Government Index(2)  1.32%                5.02%




(1)Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2)The Lehman Brothers Government Index is an unmanaged index generally considered to be representative of bond market activity. This data is derived by Aon Funds and includes reinvestment of all dividends and capital gain distributions.

[AON FUNDS LOGO]

GOVERNMENT SECURITIES FUND

Management Discussion of Fund Performance

U.S. Treasury yields increased during the six months ending April 30, 1997. The rise in yields was essentially attributable to rapid gross domestic product
(GDP) growth. This rapid growth reignited inflation fears and prompted the Federal Reserve to increase the Federal Funds Rate 0.25% in March. The higher treasury yields caused prices to decline.

The total return of the Fund was 0.89%. The Lehman Government Bond Index returned 1.32%. The relative underperformance is largely due to investment expenses and a slightly longer duration in a period of rising rates.

We are currently forecasting lower interest rates. In anticipation, the Fund intends to lock in current yields and capture capital gains by extending duration. A longer duration may result in increased volatility but should provide a greater total return over longer investment horizons. Other avenues being explored to enhance performance include securities lending and increased investment in higher yielding agency issues.

Frank Wren
Portfolio Manager

                      STATEMENT OF ASSETS AND LIABILITIES
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED


ASSETS
  Investments in securities at amortized cost
    which approximates fair value                          $   633,488,585
  Interest receivable                                               71,234
  Cash                                                                  28
                                                           ---------------
Total Assets                                                   633,559,847

LIABILITIES
  Dividends payable                                              2,351,765
  Accrued expenses payable                                         163,083
  Investment advisory fees payable                                 128,838
                                                           ---------------

Total Liabilities                                                2,643,686
                                                           ---------------

NET ASSETS                                                 $   630,916,161
                                                           ===============

Net Asset Value Per Share                                  $          1.00
                                                           ===============






             See accompanying notes to the financial statements.              13

                            STATEMENT OF OPERATIONS
                               MONEY MARKET FUND
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   UNAUDITED


INVESTMENT INCOME
  Interest                                         $    12,348,936
                                                   ---------------

Total Investment Income                                 12,348,936

EXPENSES
  Investment advisory fees                                 680,843
  Fund administration fees                                 113,474
  Audit                                                     79,384
  Registration fees                                         28,987
  Fund accounting fees                                      26,523
  Trustees fees                                             16,215
  Custodian fees                                             9,917
  Legal fees                                                 9,766
  Transfer agent fees                                        2,945
  Printing                                                   2,235
  Other                                                      1,972
                                                   ---------------

Total Expenses                                             972,261
Less:  Fee Waiver                                          340,422
                                                   ---------------

Net Expenses                                               631,839
                                                   ---------------

NET INVESTMENT INCOME                              $    11,717,097
                                                   ===============











             See accompanying notes to the financial statements.              14

                      STATEMENTS OF CHANGES IN NET ASSETS
                               MONEY MARKET FUND
                                   UNAUDITED

                                                 SIX MONTHS
                                                    ENDED        YEAR ENDED
                                               APRIL 30, 1997  OCTOBER 31, 1996
                                               --------------- ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $    11,717,097 $    21,477,597
  Net realized loss                                          0               0
  Change in net unrealized appreciation                      0               0
                                               --------------- ---------------
  Net increase in net assets from operations        11,717,097      21,477,597

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (11,717,097)    (21,477,597)
  Net realized gain                                          0               0
  Distributions in excess of realized gain                   0               0
                                               --------------- ---------------
  Total distributions                              (11,717,097)    (21,477,597)
                                                   (11,717,097)
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                   2,803,770,522   4,625,262,667
  Net asset value of shares issued upon
    reinvestment of dividend                         3,833,942       6,166,458
  Cost of redemption of shares                  (2,571,792,557) (4,656,418,504)
                                               --------------- ---------------
  Increase in net assets from capital              235,811,907     (24,989,379)
    transactions                               --------------- ---------------

  Increase in net assets                           235,811,907     (24,989,379)
  Net assets at beginning of period                395,104,254     420,093,633
                                               --------------- ---------------

  Net assets at end of period                  $   630,916,161 $   395,104,254
                                               =============== ===============

  Undistributed net investment income          $             0 $             0
                                               =============== ===============









             See accompanying notes to the financial statements.              15

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF          PRINCIPAL
                                       NET ASSETS      AMOUNT         VALUE
                                       ----------     ---------   ------------
COMMERCIAL PAPER
 Auto & Truck                          5.32%
 Ford Motor Credit
  5.55% due May 27, 1997                              $ 5,000,000 $  4,979,958
  5.56% due June 4, 1997                               10,000,000    9,947,489
  5.61% due July 7, 1997                                5,000,000    4,947,796
Preferred Receivables Funding Corp.
  5.29% due May 29,1997                                13,750,000   13,693,426
                                                                  ------------
                                                                    33,568,669
 Banking - Foreign                     5.42%
 Canadian Imperial
  5.31% due June 2, 1997                                4,500,000    4,478,760
  5.54% due June 10, 1997                              10,000,000    9,938,444
International Lease Finance Corp.
  5.35% due June 23, 1997                              10,000,000    9,921,236
  5.60% due July 15, 1997                               5,000,000    4,941,667
  5.65% due August 19, 1997                             5,000,000    4,913,681
                                                                  ------------
                                                                    34,193,788
Conglomerate                           6.23%
AVCO Financial Services, Inc.
  5.30% due May 28, 1997                                5,500,000    5,478,138
  5.63% due July 28, 1997                              10,000,000    9,862,378
Gannett Inc.,
  5.50% due May 2, 1997                                 9,000,000    8,998,625
Philip Morris
  5.48% due May 5, 1997                                15,000,000   14,990,867
                                                                  ------------
                                                                    39,330,008
Chemical                               2.39%
Nalco Chemical Co.
  5.50% due May 27, 1997                               15,125,000   15,064,920




             See accompanying notes to the financial statements.              16

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF             PRINCIPAL
                                       NET ASSETS         AMOUNT         VALUE
                                       ----------        -----------   ------------
Finance - Miscellaneous                 15.60%
AIG Funding, Inc.
 5.55% due May 1, 1997                                   $ 2,000,000   $  2,000,000
American Express
 5.45% due May 13, 1997                                   10,000,000      9,981,833
 5.50% due May 28, 1997                                   10,000,000      9,958,750
Associates Corp. North America
 5.50% due May 29, 1997                                    5,000,000      4,978,611
 5.55% due June 2, 1997                                    5,000,000      4,975,333
 5.59% due July 2, 1997                                   10,000,000      9,903,728
Beneficial Corp.
 5.28% due June 12, 1997                                  10,000,000      9,935,133
 5.58% due June 30, 1997                                  10,000,000      9,907,000
First of America Bank
 5.13% due May 9, 1997                                     2,000,000      2,000,000
General Electric Capital
 5.33% due May 5, 1997                                     8,600,000      8,594,907
 5.35% due May 16, 1997                                    6,400,000      6,385,733
 5.55% due June 11, 1997                                   5,000,000      4,968,396
Household Financial Corp.
 5.54% due June 17, 1997                                   5,000,000      4,963,836
 5.61% due July 21, 1997                                  10,000,000      9,873,775
                                                                       ------------
                                                                         98,427,035
Finance - Service                        9.53%
Goldman Sachs Group
 5.48% due May 23, 1997                                   15,431,000     15,379,323
 5.65% due July 21, 1997                                   5,000,000      4,936,438
Merrill Lynch and Co.
 5.38% due May 27, 1997                                   10,000,000      9,961,144
 5.65% due July 7, 1997                                    5,000,000      4,947,424
 5.65% due July 21, 1997                                   5,000,000      4,936,438





             See accompanying notes to the financial statements.              17

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF             PRINCIPAL
                                       NET ASSETS         AMOUNT         VALUE
                                       ----------        -----------   ------------
Morgan Stanley Group
 5.47% due May 6, 1997                                   $20,000,000   $ 19,984,806
                                                                       ------------
                                                                         60,145,573
Food                                     4.51%
AVNET Inc.
 5.50% due June 23, 1997                                   5,000,000      4,959,514
 5.56% due June 23, 1997                                   3,700,000      3,669,713
 5.63% due July 2, 1997                                    5,000,000      4,951,519
Sara Lee
 5.53% due June 25, 1997                                  15,000,000     14,873,271
                                                                       ------------
                                                                         28,454,017
Insurance                                5.41%
First Chicago Financial Corp.
 5.55% due May 14, 1997                                    1,173,000      1,170,649
Prudential Funding Corp.
 5.50% due May 28, 1997                                    5,000,000      4,979,375
 5.38% due August 8, 1997                                 15,000,000     14,778,075
SBC Corp.
 5.55% due June 23, 1997                                  13,325,000     13,216,124
                                                                       ------------
                                                                         34,144,223
Metal, Mining & Steel                    2.37%
Minnesota Mining & MFG
 5.50% due May 30, 1997                                   15,000,000     14,933,542

Miscellaneous                            1.32%
Asset Securitization Corp.
 5.50% due May 13, 1997                                    8,350,000      8,334,692

Oil & Gas                                3.12%
Du Pont
 5.63% due August 18, 1997                                20,000,000     19,659,072







             See accompanying notes to the financial statements.              18

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF             PRINCIPAL
                                       NET ASSETS         AMOUNT         VALUE
                                       ----------        -----------   ------------
Printing & Publishing                    1.58%
McGraw - Hill
 5.50% due May 5, 1997                                   $10,000,000   $  9,993,889

Technology                               8.35%
IBM Credit
 5.57% due June 13, 1997                                  20,000,000     19,866,939
Motorola Credit Co.
 5.45% due May 12, 1997                                    7,333,000      7,320,789
Pitney - Bowes Credit
 5.30% due June 6, 1997                                   12,000,000     11,936,400
Warner Lambert Co.
 5.30% due June 2, 1997                                   13,600,000     13,535,929
                                                                       ------------
                                                                         52,660,057
Telecommunication                        2.20%
Ameritech Capital Funding Corp.
 5.55% due June 27, 1997                                  14,000,000     13,876,975

Utility - Communication                  2.38%
Bell South Telecommunications
 5.48% due May 2, 1997                                    15,000,000     14,997,717

Utility - Electric                       5.60%
Florida Power Corp.
 5.49% due May 22, 1997                                   15,500,000     15,450,361
Pacific Gas & Electric
 5.55% due June 17, 1997                                  20,000,000     19,855,082
                                                                       ------------
                                                                         35,305,443

Total Commercial Paper                  81.33%                          513,089,620





             See accompanying notes to the financial statements.              19

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF             PRINCIPAL
                                       NET ASSETS         AMOUNT         VALUE
                                       ----------        -----------   ------------
U.S. Government Securities
  Government Agency                     2.38%
  Federal Home Loan Bank
   5.41% due May 1, 1997                                 $15,000,000   $ 15,000,000

  Federal Home Loan Mortgage Corp.      8.27%
   5.45% due May 15, 1997                                 15,000,000     14,968,208
   5.28% due June 3, 1997                                  8,000,000      7,961,280
   5.28% due June 3, 1997                                  5,000,000      4,975,800
   5.29% due June 6, 1997                                  4,480,000      4,456,301
   5.50% due June 27, 1997                                10,000,000      9,912,917
   5.50% due July 3, 1997                                 10,000,000      9,903,750
                                                                       ------------
                                                                         52,178,256
  Federal National Mortgage Association 3.04%
   5.42% due May 9, 1997                                   9,240,000      9,228,871
   5.41% due June 19, 1997                                10,000,000      9,925,138
                                                                       ------------
                                                                         19,154,009
                                                                       ------------

Total U.S. Government Securities       13.69%                            86,332,265

Corporate Bond                          4.25%
  Asset Backed Securities
  Asset Securitization Coop Corp.
   5.65% due August 1, 1997                               12,000,000     11,826,733
  Corporate Asset Funding Co.
   5.32% due May 15, 1997                                 15,000,000     14,968,967
                                                                       ------------

Total Corporate Bond                                                     26,795,700








             See accompanying notes to the financial statements.              20

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE
                                          OF             PRINCIPAL
                                       NET ASSETS         AMOUNT         VALUE
                                       ----------        -----------   ------------
CERTIFICATES OF DEPOSIT                   0.79%
 Comerica Bank
  5.25% due May 13, 1997                                 $ 5,000,000   $  5,000,000

REPURCHASE AGREEMENT                      0.36%
 Harris Nesbit Thompson *
  5.05% due May 1, 1997                                    2,271,000      2,271,000
                                                                       ------------

TOTAL INVESTMENTS                         100.42%                       633,488,585
                                                                       ------------

Liabilities, less cash and other assets    -0.42%                        (2,572,424)
                                                                       ------------

TOTAL NET ASSETS                          100.00%                      $630,916,161
                                                                       ============


* Collateralized by U.S. Treasury Note (8.875% due February 15, 1999); held by custodian.




             See accompanying notes to the financial statements.              21

                              FINANCIAL HIGHLIGHTS
                               MONEY MARKET FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                        SIX MONTHS     YEAR ENDED
                                                      ENDED APRIL 30,  OCTOBER 31,
                                                           1997           1996
                                                      ---------------  -----------
Net asset value at beginning of period                $    1.00        $   1.00

Income from investment operations:
  Net investment income                                    0.03            0.05
  Net realized and unrealized gain on securities           0.00            0.00
                                                      ---------        --------
Total income from investment operations                    0.03            0.05
                                                      ---------        --------
Less distributions:
  Dividends from net investment income                     0.03            0.05
  Distributions from capital gains                         0.00            0.00
                                                      ---------        --------
Total distributions                                        0.03            0.05
                                                      ---------        --------
Net asset value at end of period                      $    1.00        $   1.00
                                                      =========        ========

Total return                                               5.24%*          5.43%

Ratios and supplemental data:
  Net assets at end of period (in thousands)          $ 630,916        $393,097
  Ratio of operating expenses to average
     net assets **                                         0.28%*          0.23%
  Ratio of net investment income to average
     net assets **                                         5.16%*          5.30%

--------------------------------------------------------------------------------

* Annualized

** The Investment Advisor has agreed to waive a portion of its advisory fees. Absent this agreement, the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would have been 0.43% and 5.01% for the six months ended April 30, 1997 and 0.46% and 5.07% for 1996, respectively.





             See accompanying notes to the financial statements.        22

                               MONEY MARKET FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                 YEAR ENDED     YEAR ENDED
                                                 OCTOBER 31,    OCTOBER 31,
                                                    1995           1994
                                                 -----------    -----------
Net asset value at beginning of period           $   1.00       $   1.00

Income from investment operations:
  Net investment income                              0.06           0.04
  Net realized and unrealized gain on securities        *              *
                                                 --------       --------
Total income from investment operations              0.06           0.04

Less distributions:
  Dividends from net investment income               0.06           0.04
  Distributions from capital gains                      *              *
                                                 --------       --------
Total distributions                                  0.06           0.04
                                                 --------       --------

Net asset value at end of period                 $   1.00       $   1.00
                                                 ========       ========

Total return                                        5.79%          3.73%

Ratios and supplemental data:
  Net assets at end of period (in thousands)     $420,094       $410,912
  Ratio of operating expenses to average
     net assets **                                  0.14%          0.15%
  Ratio of net investment income to average
     net assets **                                  5.79%          3.73%

--------------------------------------------------------------------------------
* Less than 1 cent per share

** The Investment Advisor has agreed to waive a portion of its advisory fees. Absent this agreement, the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would have been 0.39% and 5.54% for 1995 and 0.40% and 3.48% for 1994, respectively.







             See accompanying notes to the financial statements.              23

                               MONEY MARKET FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                   YEAR ENDED       JANUARY 3
                                                   OCTOBER 31,    TO OCTOBER 31,
                                                      1993             1992
                                                   -----------    --------------
Net asset value at beginning of period             $   1.00       $   1.00

Income from investment operations:
  Net investment income                                0.03           0.03
  Net realized and unrealized gain on securities         **             **
                                                   --------       --------
Total income from investment operations                0.03           0.03

Less distributions:
  Dividends from net investment income                 0.03           0.03
  Distributions from capital gains                       **             **
                                                   --------       --------
Total distributions                                    0.03           0.03
                                                   --------       --------

Net asset value at end of period                   $   1.00       $   1.00
                                                   ========       ========

Total return                                          3.10%          3.57%*

Ratios and supplemental data:
  Net assets at end of period (in thousands)       $412,068       $399,076
  Ratio of operating expenses to average
     net assets ***                                   0.17%          0.25%*
  Ratio of net investment income to average
     net assets ***                                   3.10%          3.57%*

--------------------------------------------------------------------------------
* Annualized

** Less than 1 cent per share

*** The Investment Advisor has agreed to waive a portion of its advisory fees. Absent this agreement, the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would have been 0.42% and 2.85% for 1993 and 0.50% and 3.32% for 1992, respectively.






             See accompanying notes to the financial statements.              24

                      STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT SECURITIES FUND
                                 APRIL 30, 1997
                                   UNAUDITED


ASSETS
  Investments in securities at value (cost - $72,267,720)    $     71,440,169
  Interest receivable                                               1,323,790
                                                             ----------------
Total Assets                                                       72,763,959

LIABILITIES
  Dividends payable                                                   337,253
  Investment advisory fees payable                                     54,220
  Accrued expenses payable                                             26,304
                                                             ----------------

Total Liabilities                                                     417,777
                                                             ----------------

NET ASSETS                                                   $     72,346,182
                                                             ================
Net Asset Value Per Share                                    $          10.02
                                                             ================









             See accompanying notes to the financial statements.            25

                            STATEMENT OF OPERATIONS
                           GOVERNMENT SECURITIES FUND
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   UNAUDITED


INVESTMENT INCOME
  Interest                                                   $      2,206,809
                                                             ----------------

Total Investment Income                                             2,206,809

EXPENSES
  Investment advisory fees                                            153,665
  Registration fees                                                    23,685
  Fund accounting fees                                                 18,733
  Fund administration fees                                             17,074
  Transfer agent fees                                                   7,575
  Audit fees                                                            3,115
  Custodian fees                                                        2,691
  Other                                                                 4,261
                                                             ----------------

Total Expenses                                                        230,799
                                                             ----------------

Net Investment Income                                        $      1,976,010
                                                             ----------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on sale of investments                           (318,029)
  Change in net unrealized appreciation on investments             (1,309,229)
                                                             ----------------

  Net realized and unrealized loss on investments                  (1,627,258)
                                                             ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                   $        348,752
                                                             ================



             See accompanying notes to the financial statements.             26

                      STATEMENTS OF CHANGES IN NET ASSETS
                           GOVERNMENT SECURITIES FUND
                                   UNAUDITED

                                                 SIX MONTHS        SEPTEMBER 3
                                                    ENDED            THROUGH
                                               APRIL 30, 1997   OCTOBER 31, 1996
                                             ------------------ ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                       $   1,976,010     $      206,779
  Net realized loss                                (318,029)           (31,132)
  Change in net unrealized appreciation          (1,309,229)           481,678
                                              -------------     --------------
  Net increase in net assets from operations        348,752            657,325

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (1,967,037)           (204,378)
  Net realized gain                                       0                   0
  Distributions in excess of realized gain                0                   0
                                              -------------     ---------------
  Total distributions                            (1,967,037)           (204,378)

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                   34,347,707          40,000,000
  Net asset value of shares issued upon
    reinvestment of dividends                     1,782,158              52,005
  Cost of redemption of shares                   (2,670,350)
                                              -------------     ---------------
  Increase in net assets from capital
    transaction                                  33,459,515          40,052,005
                                              -------------     ---------------

  Increase in net assets                         31,841,230          40,504,952
  Net assets at beginning of period              40,504,952                   0
                                              -------------     ---------------

  Net assets at end of period                 $  72,346,182     $    40,504,952
                                              =============     ===============

  Undistributed net investment income         $      11,374     $         2,401
                                              =============     ===============



             See accompanying notes to the financial statements.             27

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                         PERCENTAGE
                                             OF            PRINCIPAL
                                         NET ASSETS         AMOUNT            VALUE
                                       --------------   --------------    -------------
U.S. GOVERNMENT SECURITIES
 Government Agency
 Federal Home Loan Bank                     2.65%
  5.39% due June 2,1997                                $    840,000       $    835,975
  7.045% due August 21, 2002                              1,085,000          1,077,603
                                                                          ------------
                                                                             1,913,578
 Federal Home Loan Mortgage Corp.           4.27%
  5.45% due May 15, 1997                                  3,100,000          3,093,430

 Federal National Mortgage Assciation      17.29%
  5.27% due May 2, 1997                                      75,000             74,989
  5.45% due May 2,1997                                      500,000            499,924
  5.38% due May 7, 1997                                     225,000            224,798
  7.125% due October 6, 2003                              2,000,000          1,982,726
  6.70% due November 10, 2005                            10,000,000          9,724,418
                                                                          ------------
                                                                            12,506,855
 U.S. Government Notes
 U.S. Treasury Notes                       52.08%
  6.875% due March 31, 2000                              12,626,000         12,768,043
  6.250% due August 31, 2000                             20,034,000         19,902,535
  5.625% due February 28, 2001                              229,000            222,059
  6.375% due March 31, 2001                                 457,000            454,287
  6.500% due May 31, 2001                                   457,000            456,143
  6.625% due July 31, 2001                                  457,000            458,000
  6.500% due August 31, 2001                              1,143,000          1,139,786
  7.500% due May 15, 2002                                   686,000            713,011
  6.250% due February 15, 2003                              137,000            134,560
  6.500% due August 15, 2005                                229,000            225,494
  5.875% due November 15, 2005                            1,280,000          1,208,000
                                                                          ------------
                                                                            37,681,918



             See accompanying notes to the financial statements.             28

                           SCHEDULE OF INVESTMENTS
                          GOVERNMENT SECURITIES FUND
                                APRIL 30, 1997
                                  UNAUDITED





                                    PERCENTAGE
                                       OF            PRINCIPAL
                                    NET ASSETS        AMOUNT          VALUE
                                  --------------  --------------  -------------
 U.S. Treasury Bonds                  22.38%
  11.875% due November 15, 2003                   $   5,042,000   $   6,411,220
  7.250% due May 15, 2016                             8,700,000       8,887,597
  6.500% due November 15, 2026                          950,000         891,218
                                                                  -------------
                                                                     16,190,035
                                                                  -------------

Total U.S. Government Securities      98.67%                         71,385,816
  (cost - $72,213,367)

DEMAND NOTES
 Utility-Electrical                    0.08%
 Wisconsin Electric
  5.2962% due on demand
  (cost - $54,353)                                       54,353          54,353
                                                                  -------------

TOTAL INVESTMENTS                     98.75%                         71,440,169

Other assets, less liabilities         1.25%                            906,013
                                                                  -------------

TOTAL NET ASSETS                     100.00%                      $  72,346,182
                                                                  =============



             See accompanying notes to the financial statements.             29

                              FINANCIAL HIGHLIGHTS
                           GOVERNMENT SECURITIES FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.


                                                SIX MONTHS         SEPTEMBER 3
                                                   ENDED               TO
                                               APRIL 30, 1997   OCTOBER 31, 1996
                                             -----------------  ----------------
Net asset value at beginning of period        $     10.21        $     10.00

Income from investment operations:
  Net investment income                              0.28               0.07
  Net realized and unrealized (loss) gain on
    securities                                      (0.19)              0.21
                                              -----------        -----------
Total income from investment operations              0.09               0.28

Less distributions:
  Dividends from net investment income               0.28               0.07
  Distributions from capital gains                   0.00               0.00
                                              -----------        -----------
Total distributions                                  0.28               0.07
                                              -----------        -----------

Net asset value at end of period              $     10.02        $     10.21
                                              ===========        ===========

Total return (not annualized)                        0.89%              2.79%
                                              ===========        ===========
Ratios and supplemental data:
  Net assets at end of period (in thousands)* $    72,346        $    38,459
  Ratio of operating expenses to average
     net assets                                      0.67%*             0.89%*
  Ratio of net investment income to average
     net assets                                      5.76%*             5.59%*
  Portfolio turnover rate                              73%                 4%

--------------------------------------------------------------------------------
  * Annualized





             See accompanying notes to the financial statements.             30

                      STATEMENT OF ASSETS AND LIABILITIES
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED


ASSETS
  Investments in securities at value (cost - $113,828,392)          $    128,190,794
  Interest receivable                                                        373,059
  Dividends receivable                                                        73,991
                                                                    ----------------
Total Assets                                                             128,637,844

LIABILITIES
  Investment advisory fees payable                                           139,755
  Accrued expenses payable                                                   109,321
                                                                    ----------------

Total Liabilities                                                            249,076
                                                                    ----------------

NET ASSETS                                                          $    128,388,768
                                                                    ================
Net Asset Value Per Share                                           $          13.45
                                                                    ================


              See accompanying notes to the financial statements.           31

                            STATEMENT OF OPERATIONS
                             ASSET ALLOCATION FUND
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   UNAUDITED


INVESTMENT INCOME
  Interest                                                          $        984,447
  Dividends                                                                  607,508
                                                                    ----------------
Total Investment Income                                                    1,591,955

EXPENSES
  Investment advisory fees                                                   390,893
  Custodian fees                                                              74,235
  Fund administration fees                                                    30,069
  Fund accounting fees                                                        28,053
  Legal                                                                        6,908
  Transfer agent fees                                                          6,522
  Other                                                                        2,583
                                                                    ----------------

Total Expenses                                                               539,263
                                                                    ----------------

Net Investment Income                                               $      1,052,692
                                                                    ----------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments                                 2,136,328
  Change in net unrealized appreciation on investments                     4,872,215
                                                                    ----------------

  Net realized and unrealized gain on investments                          7,008,543
                                                                    ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $      8,061,235
                                                                    ================



              See accompanying notes to the financial statements.            32

                      STATEMENTS OF CHANGES IN NET ASSETS
                             ASSET ALLOCATION FUND
                                   UNAUDITED

                                                          SIX MONTHS
                                                             ENDED          YEAR ENDED
                                                         APRIL 30, 1997   OCTOBER 31, 1996
                                                         ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                 $    1,052,692     $  2,185,115
  Net realized gain                                          2,136,328        2,255,386
  Change in net unrealized appreciation                      4,872,215        4,522,511
                                                        --------------     ------------
  Net increase in net assets resulting from operations       8,061,235        8,963,012

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (889,541)      (2,184,388)
  Net realized gain                                           (290,501)      (2,070,780)
                                                        --------------     ------------
  Total distributions                                       (1,180,042)      (4,255,168)

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                              53,691,803       18,179,173

                                                             3,740,490        1,694,654
  Cost of redemption of shares                             (24,204,598)     (10,077,026)
                                                        --------------     ------------
  Increase in net assets from capital transactions          33,227,695        9,796,801
                                                        --------------     ------------

  Increase in net assets                                    40,108,888       14,504,645
  Net assets at beginning of period                         88,279,880       73,775,235
                                                        --------------     ------------

  Net assets at end of period                           $  128,388,768     $ 88,279,880
                                                        ==============     ============
  Undistributed net investment income                   $      167,712     $      4,561
                                                        ==============     ============


             See accompanying notes to the financial statements.              33

                            SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                          PERCENTAGE     PRINCIPAL
                                              OF         AMOUNT OR
                                          NET ASSETS      SHARES              VALUE
                                          ----------   --------------    ----------------
COMMON STOCKS - BANKING & FINANCIAL SERVICE
 Bank & Bank Holding Company                   4.82%
  Banc One Corp.                                               18,700    $        792,413
  Barnett Bank, Inc.                                           20,000             977,500
  Chase Manhattan                                               7,450             690,056
  Citicorp                                                     11,819           1,331,115
  Nations Bank Corp.                                           28,626           1,728,295
  Texas Regional Bancshares                                    19,698             669,732
                                                                          ---------------
                                                                                6,189,111
 Financial Service                             4.71%
  Associates First Capital Corp.                               15,758             807,598
  Delta Financial Corp.*                                       38,827             524,165
  Green Tree Financial Corp.                                   55,480           1,643,595
  Household International                                      12,606           1,109,328
  Moneygram Payment Systems*                                   40,013             390,127
  Sirrom Capital Corp.                                         20,700             644,288
  Student Loan Marketing Assn.                                  7,879             931,692
                                                                          ---------------
                                                                                6,050,793
 Insurance                                     1.20%
  American International Group                                 11,968           1,537,888

 Real Estate                                   5.72%
  Cali Realty Corp.                                            18,122             534,599
  Colonial Properties Trust                                    54,350           1,542,181
  First Industrial Realty Trust                                43,335           1,278,383
  Health Care REIT, Inc.                                       36,375             877,547
  Kilroy Realty*                                                3,750              88,125
  MGI Properties, Inc.                                         18,700             388,025
  Meditrust                                                    32,074           1,170,701
  Nationwide Health PPTYS, Inc.                                26,958             539,160
  Reckson Assoc Realty Corp.                                    7,500             173,438


             See accompanying notes to the financial statements.              34

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                    PERCENTAGE   PRINCIPAL
                                        OF       AMOUNT OR
                                    NET ASSETS     SHARES          VALUE
                                    ----------   ---------     ------------
   Spieker Properties, Inc.                         21,416     $    746,883
                                                               ------------
                                                                  7,339,042
                                                               ------------
 Total Common Stocks - Banking &
  Financial Service                      16.45%                  21,116,834

COMMON STOCKS - BASIC MATERIALS
 Chemical                                 1.37%
  Dupont De Nemours & Co.                           10,858        1,152,305
  Polymer Group, Inc. *                             47,274          602,744
                                                               ------------
                                                                  1,755,049
 Metal & Mineral                          0.38%
  AK Steel Holding Corp.                            13,534          490,608

 Paper & Forest Products                  1.47%
  Fort Howard Corp. *                               54,928        1,891,583
                                                               ------------

Total Common Stocks - Basic
  Materials                               3.22%                   4,137,240

COMMON STOCKS - CAPITAL GOODS
 Aerospace & Defense                      3.46%
  Boeing                                            15,758        1,554,133
  Decrane Airfcraft Holding, Inc.*                   7,500           88,125
  Sundstrand Corp.                                  23,637        1,152,304
  Triumph Group, Inc.                               22,949          582,331
  United Technologies Corp.                         14,021        1,060,338
                                                               ------------
                                                                  4,437,231
 Building Supplies                        0.66%
  Watsco, Inc.                                      19,850          493,769
  Watsco, Inc. B                                    14,830          359,628
                                                               ------------
                                                                    853,397





             See accompanying notes to the financial statements.              35

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                    PERCENTAGE  PRINCIPAL
                                        OF      AMOUNT OR
                                    NET ASSETS   SHARES             VALUE
                                    ----------  ------------  -----------------
 Electrical Equipment                    1.09%
  General Electric                                    12,606  $       1,397,690

 Engineering  & Construction             1.35%
  Interface, Inc.                                     77,251          1,728,491

 Machinery - Agriculture &
 Construction                            2.05%
  AGCO Corp.                                          31,516            815,477
  Deere & Co.                                         39,395          1,812,170
                                                              -----------------
                                                                      2,627,647
 Machinery - Industrial                  0.58%
  Illinois Tool Works                                  8,182            747,630

 Waste Management                        4.13%
  Allied Waste Industries, Inc. *                    113,318          1,260,663
  Newpark Resources, Inc. *                           16,546            742,502
  Philip Environmental Control *                     143,800          2,264,850
  USA Waste Services, Inc. *                          31,516          1,032,149
                                                              -----------------
                                                                      5,300,164
                                                              -----------------

Total Common Stocks - Capital Goods     13.32%                       17,092,250

Common Stocks - Communication
 Services
  Arch Communications Group*                           7,879             45,797
  Clearnet Communications *                           30,728            226,619
  Echostar Communications *                           29,625            448,078
  Paging Network, Inc. *                              74,779            521,116
  Panamsat Corp. *                                    34,668          1,014,039


             See accompanying notes to the financial statements.              36

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                  PERCENTAGE  PRINCIPAL
                                      OF      AMOUNT OR
                                  NET ASSETS    SHARES             VALUE
                                  ----------  ------------  -----------------
  Vanguard Cellular Systems  *                      42,971  $         424,339
                                                            -----------------
                                                                    2,679,988
                                                            -----------------
Total Common Stocks -
 Communication Services                2.09%                        2,679,988

Common Stocks - Consumer Cyclical
 Auto & Truck                          0.43%
  Harley Davidson                                   13,858            547,391

 Printing & Publishing                 1.84%
  Harcourt General, Inc.                            19,698            911,033
  Scholastic Corp.*                                 29,300            732,500
  Tribune Co.                                       16,388            719,024
                                                            -----------------
                                                                    2,362,557
 Retail - General                      0.71%
  Home Depot                                        15,758            913,964
                                                            -----------------

Total Common Stocks - Consumer
 Cyclical                              2.98%                        3,823,912

Common Stocks - Consumer Staples
 Communications & Media                5.54%
  American Telecasting, Inc. *                      39,395             51,706
  Canwest Global Comm Corp.                         61,456            821,974
  Clear Channel Communications *                    31,499          1,527,702
  Cox Radio, Inc.*                                  31,516            638,199
  Evergreen Media Corp.  *                          40,275          1,303,903
  Outdoor Systems, Inc. *                           17,728            491,952
  Time Warner, Inc.                                 37,577          1,690,965
  Universal Outdoor Holdings *                      21,485            585,466
                                                            -----------------
                                                                    7,111,867

             See accompanying notes to the financial statements.              37

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                               PERCENTAGE  PRINCIPAL
                                   OF      AMOUNT OR
                               NET ASSETS    SHARES              VALUE
                               ----------  ------------   ------------------
 Container                          0.38%
  Bway Corp. *                                   23,637   $         487,513

 Cosmetic & Soap                    0.75%
  Colgate Palmolive Co.                           8,667             962,037

 Entertainment & Leisure            1.48%
  Viacom, Inc.  A *                               6,912             184,032
  Viacom, Inc. B *                               14,490             387,608
  Walt Disney Co.                                16,182           1,326,924
                                                          -----------------
                                                                  1,898,564
 Food, Beverage & Tobacco           2.25%
  Coca-Cola Enterprises                          15,000             905,625
  Panamerican Beverages                          15,758             456,982
  Pepsico, Inc.                                  43,819           1,528,188
                                                          -----------------
                                                                  2,890,795
 Retail - Food & Drugs              2.47%
  Dominick's Supermarkets,
  Inc. *                                         27,261             558,851
  Kroger                                         82,184           2,260,060
  Walgreen Co.                                    7,606             349,876
                                                          -----------------
                                                                  3,168,787
                                                          -----------------

Total Common Stocks - Consumer
 Staples                           12.87%                        16,519,563

COMMON STOCKS - ENERGY
 Oil & Gas - Domestic               1.01%
  Amoco Corp.                                    12,125           1,013,953
  Enron Oil & Gas                                15,100             281,238
                                                          -----------------
                                                                  1,295,191


             See accompanying notes to the financial statements.              38

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                    PERCENTAGE  PRINCIPAL
                                        OF      AMOUNT OR
                                    NET ASSETS    SHARES             VALUE
                                    ----------  ------------- -----------------
 Oil & Gas International                 0.53%
  Mobil Corp.                                          3,324  $         432,120
  Royal Dutch Petroleum, Corp. ADR                     1,364            245,861
                                                              -----------------
                                                                        677,981
 Oil & Gas Service                       1.50%
  Offshore Logistics, Inc.*                           10,000            180,000
  Transocean Offshore, Inc.                           11,879            720,164
  Petroleum Geo Services ADR *                        26,789          1,031,377
                                                              -----------------
                                                                      1,931,541

Total Common Stocks - Energy             3.04%                        3,904,713

Common Stocks - Health Care
 Drugs                                   4.14%
  Lilly Eli & Co.                                     11,250            988,594
  Merck & Co.                                         17,758          1,607,099
  Pfizer, Inc.                                        19,182          1,841,472
  Schering Plough Corp.                               10,952            876,160
                                                              -----------------
                                                                      5,313,325
 Medical Products & Supplies             4.66%
  Abbott Labs                                         24,061          1,467,721
  Becton Dickenson Co.                                25,758          1,184,868
  Johnson & Johnson Co.                               43,516          2,665,355
  Nellcor Puritan Bennett, Inc. *                     39,395            669,715
                                                              -----------------
                                                                      5,987,659
                                                              -----------------

Total Common Stocks - Health Care        8.80%                       11,300,984

COMMON STOCKS - MISCELLANEOUS
 Professional Services                   0.40%
  Billing Information Concepts *                      15,758            376,222


             See accompanying notes to the financial statements.              39

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                    PERCENTAGE  PRINCIPAL
                                        OF      AMOUNT OR
                                    NET ASSETS    SHARES             VALUE
                                    ----------  ------------ -----------------
  International Data Systems *                        11,425 $         137,100
                                                              ----------------

Total Common Stocks - Miscellaneous      0.40%                         513,322
                                                              ----------------

COMMON STOCKS - TECHNOLOGY
 Business - Service                      1.07%
  First Data                                          37,677         1,299,857
  Itron, Inc.*                                         3,455            72,555
                                                              ----------------
                                                                     1,372,412
 Computers                               4.56%
  Compaq Computers Corp. *                            26,001         2,219,835
  CISCO Systems, Inc.*                                10,100           522,675
  EMC Corp Massachusetts, Inc. *                      28,364         1,031,741
  Hewlett-Packard Co.                                 29,334         1,540,035
  Sun Microsystems *                                  18,874           543,807
                                                              ----------------
                                                                     5,858,093
 Office Equipment                        0.80%
  Xerox Corp.                                         16,800         1,033,200

 Software                                0.63%
  Saville Systems Ireland ADR *                       16,342           672,065
  Sterling Commerce, Inc.*                             5,400           139,725
                                                              ----------------
                                                                       811,790
 Telecommunications                      0.66%
  Glenayre Technologies *                             46,143           455,662
  Powerwave Technologies, Inc.*                       23,637           392,965
                                                              ----------------
                                                                       848,627
                                                              ----------------

 Total Common Stocks - Technology        7.72%                       9,924,122

             See accompanying notes to the financial statements.              40

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                     PERCENTAGE  PRINCIPAL
                                         OF      AMOUNT OR
                                     NET ASSETS    SHARES            VALUE
                                     ----------  ------------ -----------------
COMMON STOCKS - TRANSPORTATION
 Miscellaneous                            0.25%
  Coach USA, Inc. *                                    12,500 $         318,750

 Trucking                                 0.60%
  Heartland Express, Inc. *                            15,758           340,767
  Knight Transportation, Inc. *                        19,698           428,432
                                                              -----------------
                                                                        769,199
                                                              -----------------

Total Common Stocks - Transportation      0.85%                       1,087,949
                                                              -----------------

Total Common Stocks
 (cost - $77,541,609)                    71.74%                      92,100,877

U.S. GOVERNMENT SECURITIES
 U.S. Government Agency
 Federal  National Mortgage Assn.         0.38%
  5.45% due May 2, 1997                               285,000           284,957
  7.05% due December 10, 1998                         145,000           146,601
  5.45% due October 10, 2003                           60,000            55,747
                                                              -----------------
                                                                        487,305
 Federal  Home Loan Bank                  5.96%
  5.42% due May 29, 1997                            5,065,000         5,043,648
  5.39% due June 2, 1997                            2,325,000         2,313,861
  6.32% due December 4, 1997                          290,000           290,572
                                                              -----------------
                                                                      7,648,081
 U.S. Government Notes
 U.S. Treasury Notes                      6.91%
  6.00% due August 31, 1997                         1,000,000         1,000,625
  6.00% due May 31, 1998                            1,843,000         1,841,848
  5.625% due November 30, 1998                      2,000,000         1,983,126


             See accompanying notes to the financial statements.              41

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                PERCENTAGE      PRINCIPAL
                                    OF          AMOUNT OR
                                NET ASSETS        SHARES            VALUE
                                ---------- ----------------- ------------------
  7.125% due September 30, 1999            $         661,000 $         671,948
  7.75% due January 31, 2000                       1,508,000         1,557,482
  6.50% due August 31, 2001                        1,727,000         1,722,144
  6.375% due August 15, 2002                         100,000            99,094
                                                              ----------------
                                                                     8,876,267
                                                              ----------------

Total U.S. Government Securities
 (cost - $17,039,360)               13.25%                          17,011,653

Corporate Bonds
 Bank & Bank Holding Company         1.39%
 Citicorp
  7.125% due March 15, 2004                          100,000            99,675
 Huntington National
  6.75% due June 15, 2003                            100,000            98,184
 Nationbank Corporation
  7.50% due September 15, 2006                     1,576,000         1,590,255
                                                              ----------------
                                                                     1,788,114
 Communications & Media              1.83%
 Airtouch Communications
  7.00% due October 1, 2003                          788,000           780,503
 Tribune Company
  6.875% due November 1, 2006                        800,000           780,620
 U.S. West Capital Funding
  6.85% due January 15, 2002                         800,000           791,794
                                                              ----------------
                                                                     2,352,917
 Chemical                            0.08%
 Rhone-Poulenc
  6.75% due October 15, 1999                         100,000            99,950

             See accompanying notes to the financial statements.              42

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                 PERCENTAGE        PRINCIPAL
                                     OF            AMOUNT OR
                                 NET ASSETS         SHARES            VALUE
                                 ----------   -----------------  --------------
 Computer                          0.57%
 Oracle Corp.
  6.72% due February 15, 2004               $    750,000        $     732,517

 Consumer Durable                  0.08%
 Black & Decker
  6.625% due November 15, 2000                   100,000               99,169

 Consumer Durable - Entertainment  0.22%
 Brunswick Corporation
  6.75% due December 15, 2006                    300,000              287,611

 Consumer Product                  0.15%
 Gillette Company
  5.75% due October 15, 2005                     100,000               92,113
 Pep Boys Notes
  6.625% due May 15, 2003                        100,000               97,302
                                                                 ------------
                                                                      189,415
 Entertainment & Leisure           0.63%
 Cobb Theatres
  10.625% due March 1, 2003                      788,000              803,760

 Finance Company                   1.39%
 Chrysler Finance Corp.
  6.95% due March 25, 2002                     1,000,000              998,057
 Cityscape Financial Corp.
  6.00% due May 1, 2006                          823,000              554,496
 Commercial Credit
  6.00% due June 15, 2000                        236,000              230,703
                                                                 ------------
                                                                    1,783,256




             See accompanying notes to the financial statements.            43

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                            PERCENTAGE       PRINCIPAL
                                OF           AMOUNT OR
                            NET ASSETS         SHARES            VALUE
                            ----------  -----------------   ---------------
 Financial Services              0.84%
 Dean Witter Discover
  6.875% due March 1, 2003              $      100,000    $          98,713
 Merrill Lynch
  7.00% due January 15, 2007                 1,000,000              980,619
                                                            ---------------
                                                                  1,079,332
 Food , Beverage & Tobacco       0.86%
 Canandaigua Wine
  8.75% due December 15, 200                   100,000              101,500
 Kroger
  7.65% due April 15, 2007                   1,000,000            1,008,938
                                                           ----------------
                                                                  1,110,438
 Metal & Mineral                 0.72%
 Aluminum Co. of America
  5.75% due February 1, 2001                   100,000               96,604
 Southdown, Inc.
  10.00% due March 1, 2006                     788,000              822,475
                                                           ----------------
                                                                    919,079
 Paper & Forest Product          0.08%
 International Paper Co.
  7.50% due May 15, 2004                       100,000              101,433

 Railroad                        0.12%
 Union Pacific
  7.00% due June 15, 2000                      150,000              150,755

             See accompanying notes to the financial statements.              44

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                 PERCENTAGE      PRINCIPAL
                                    OF           AMOUNT OR
                                 NET ASSETS       SHARES             VAlUE
                                 ----------   ---------------    --------------
 Telephone                         0.09%
 Bell Atlantic
  5.37% due July 13, 1998                      $    120,000      $      118,764
                                                                 --------------
Total Corporate Bonds
 (cost - $11,959,996)              9.05%                             11,616,510

Commercial Paper
 Finance - Miscellaneous           1.35%
 Ford Motor Credit Corp.
  5.3667% due May 5, 1997                           895,000             895,000
  5.5682% due May 5, 1997                           335,000             335,000
  5.5983% due June 9, 1997                          500,000             500,000
                                                                 --------------
                                                                      1,730,000
 Finance - Service                 2.38%
  Merrill Lynch and Co.
  5.57% due June 2, 1997                            920,000             915,445
  5.57% due June 19, 1997                         2,155,000           2,138,662
                                                                 --------------
                                                                      3,054,107
                                                                 --------------
Total Commercial Paper
 (cost - $4,784,107)               3.73%                              4,784,107

CONVERTIBLE SECURITIES             2.05%
 Merrill Lynch
  7.25% Strypes                                      22,243           1,476,379
 Microsoft Corp.
  2.196% Conv Preferred                               6,700             573,688
 Morgan Stanley
  7.0% "CSCO" Preferred                              12,682             588,115
                                                                 --------------

Total Convertible Securities (cost - $2,463,855)                      2,638,182

             See accompanying notes to the financial statements.              45

                           SCHEDULE OF INVESTMENTS
                             ASSET ALLOCATION FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                      PERCENTAGE     PRINCIPAL
                                          OF         AMOUNT OR
                                      NET ASSETS      SHARES         VALUE
                                     ------------   ------------  ------------
DEMAND NOTE
 Utility - Electrical                      0.03%
 Wisconsin Electric Demand Note
  5.2962% due on demand                              $   39,465   $     39,465
                                                                  ------------

TOTAL INVESTMENTS                         99.85%                   128,190,794
                                                                  ------------

Liabilities, less other assets             0.15%                       197,974
                                                                  ------------

TOTAL NET ASSETS                         100.00%                  $128,388,768
                                                                  ============

* Non-income producing security.


             See accompanying notes to the financial statements.              46

                              FINANCIAL HIGHLIGHTS
                             ASSET ALLOCATION FUND
                                   UNAUDITED



The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                  SIX MONTHS        YEAR ENDED
                                                     ENDED          OCTOBER 31,
                                                 APRIL 30, 1997        1996
                                                 ---------------   ------------
Net asset value at beginning of period              $12.75             $12.04

Income from investment operations:
  Net investment income                               0.11               0.31
  Net realized and unrealized gain
    on securities                                     0.71               1.01
                                                 ---------          ---------
Total income from investment operations               0.82               1.32

Less distributions:
  Dividends from net investment income                0.09               0.31
  Distributions from capital gains                    0.03               0.30
                                                 ---------          ---------
Total distributions                                   0.12               0.61
                                                 ---------          ---------

Net asset value at end of period                    $13.45             $12.75
                                                 =========          =========

Total return                                          6.45% **          11.06%
                                                 =========          =========

Ratios and supplemental data:
  Net assets at end of period (in thousands)      $128,389            $86,229
  Ratio of operating expenses to average
    net assets                                        0.89% *            0.87%
  Ratio of net investment income to average
    net assets                                        1.75% *            2.48%
  Portfolio turnover rate                               43%               120%
  Average commission rate paid per share           $0.0595            $0.0585

--------------------------------------------------------------------------------
 * Annualized
 ** Not annualized



             See accompanying notes to the financial statements.              47

                             ASSET ALLOCATION FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                               YEAR ENDED           MARCH 3
                                               OCTOBER 31,      TO OCTOBER 31,
                                                   1995              1994
                                               ------------     ---------------
Net asset value at beginning of period               $9.97          $  10.00

Income from investment operations:
  Net investment income                               0.24              0.17
  Net realized and unrealized gain on securities      2.41              0.01
                                                -----------     ---------------
Total income from investment operations               2.65              0.18

Less distributions:
  Dividends from net investment income                0.24              0.16
  Distributions from capital gains                    0.34              0.05
                                                -----------      --------------
Total distributions                                   0.58              0.21
                                                -----------      --------------

Net asset value at end of period                    $12.04             $9.97
                                                ===========      ==============

Total return                                        26.92%             1.84% **
                                                ===========      ==============

Ratios and supplemental data:
  Net assets at end of period (in thousands)       $73,775           $10,189
  Ratio of operating expenses to average             0.96%             1.25% *
    net assets
  Ratio of net investment income to average
    net assets                                       2.73%             2.63% *
  Portfolio turnover rate                              95%               64%
  Average commission rate paid per share                 -                -

-------------------------------------------------------------------------------
* Annualized
** Not annualized


              See accompanying notes to the financial statements.             48

                     STATEMENT OF ASSETS AND LIABILITIES
                             S&P 500 INDEX FUND
                               APRIL 30, 1997
                                  UNAUDITED


ASSETS
  Investments in securities at value (cost - $98,390,455)     $    107,501,908
  Dividends receivable                                                 124,205
  Variation margin                                                      28,500
  Interest receivable                                                   11,191
  Cash                                                                   6,150
                                                              ----------------

Total Assets                                                       107,671,954

LIABILITIES
  Investment advisory fees payable                                      51,701
  Accrued expenses payable                                              48,724
                                                              ----------------

Total Liabilities                                                      100,425
                                                              ----------------

NET ASSETS                                                    $    107,571,529
                                                              ================

Net Asset Value Per Share                                     $          12.31
                                                              ================





             See accompanying notes to the financial statements.             49

                           STATEMENT OF OPERATIONS
                             S&P 500 INDEX FUND
                   FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                  UNAUDITED


INVESTMENT INCOME
  Dividends                                                   $        743,031
  Interest                                                             141,210
                                                              ----------------

Total Investment Income                                                884,241

EXPENSES
  Investment advisory fees                                             120,917
  Custodian fees                                                        22,605
  Fund accounting fees                                                  24,887
  Registration fees                                                     21,833
  Fund administration fees                                              21,156
  Transfer agent fees                                                    7,422
  Audit fees                                                             3,541
  Legal                                                                  1,969
  Other                                                                  2,813
                                                              ----------------

Total Expenses                                                         227,143
                                                              ----------------

NET INVESTMENT INCOME                                         $        657,098
                                                              ----------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FUTURES CONTRACTS
  Net realized gain on sale of investments                              23,585
  Net realized gain on closing of futures contracts                    261,785
  Change in net unrealized appreciation on investments               8,261,633
  Change in net unrealized appreciation on futures contracts            61,290
                                                              ----------------
  Net realized and unrealized gain on investments
  and futures contracts                                              8,608,293
                                                              ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $      9,265,391
                                                              ================



             See accompanying notes to the financial statements.             50

                     STATEMENTS OF CHANGES IN NET ASSETS
                             S&P 500 INDEX FUND
                                  UNAUDITED


                                                   SIX MONTHS             SEPTEMBER 3
                                                     ENDED                  THROUGH
                                                  APRIL 30, 1997        OCTOBER 31, 1996
                                                -----------------      ------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                            $     657,098        $         38,900
  Net realized gain                                      285,370                     (30)
  Change in net unrealized appreciation                8,322,923                 849,820
                                                   -------------        ----------------
  Net increase in net assets from operations           9,265,391                 888,690

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (144,531)                (36,944)
  Net realized gain                                            0                       0
  Distributions in excess of realized gain                     0                       0
                                                   -------------        ----------------
  Total distributions                                   (144,531)                (36,944)

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                        80,715,236              25,000,000
  Net asset value of shares issued upon
    reinvestment of dividends                            181,475                       0
  Cost of redemption of shares                        (8,297,788)                      0
                                                   -------------        ----------------
  Increase in net assets from capital transactions    72,598,923              25,000,000
                                                   -------------        ----------------

  Increase in net assets                              81,719,783              25,851,746
  Net assets at beginning of period                   25,851,746                       0
                                                   -------------        ----------------

  Net assets at end of period                      $ 107,571,529        $     25,851,746
                                                   =============        ================
  Undistributed net investment income              $     514,523        $          1,956
                                                   =============        ================




             See accompanying notes to the financial statements.              51

                            SCHEDULE OF INVESTMENTS
                               S&P 500 INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                               PERCENTAGE     PRINCIPAL
                                  OF          AMOUNT OR
                               NET ASSETS      SHARES        VALUE
                              ------------   -----------  -----------

COMMON STOCKS - BANKING & FINANCIAL SERVICE
 Bank & Bank Holding Company       6.85%
  Banc One Corp.                                6,998     $  296,540
  Bank of New York                              6,265        247,468
  Bankamerica Corp.                             5,796        677,408
  Bankboston Corporation                        2,424        176,346
  Bankers Trust of New York                     1,316        107,090
  Barnett Bank, Inc.                            3,056        149,362
  Chase Manhattan                               7,071        654,951
  Citicorp                                      7,343        827,005
  Comerica, Inc.                                1,893        110,741
  Corestates Financial                          3,633        183,921
  Fifth Third Bancorp                           1,686        125,818
  First Bank System, Inc.                       2,317        177,830
  First Chicago NBD Corp.                       5,052        284,175
  First Union Corp.                             4,417        371,028
  Fleet Financial Group, Inc.                   4,278        260,958
  Mellon Bank                                   2,055        170,822
  Morgan (J.P.) & Co., Inc.                     3,002        305,829
  Nations Bank Corp.                           12,238        738,869
  Norwest Corp.                                 6,003        299,400
  PNC Financial Corp.                           5,480        225,365
  Republic New York Corp.                         947         86,769
  Sun Trust Banks, Inc.                         3,633        184,375
  U.S. Bancorp                                  2,424        138,471
  Wachovia Corp.                                2,686        157,131
  Wells Fargo & Co.                             1,559        415,863
                                                          ----------
                                                           7,373,535
 Finance Company                   1.82%
  Ahmanson H. F. & Co.                          1,739         66,299
  American Express Co.                          7,689        506,513



             See accompanying notes to the financial statements.            52

                           SCHEDULE OF INVESTMENTS
                             S&P 500 INDEX FUND
                               APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE   PRINICIPAL
                                    OF        AMOUNT OR
                                 NET ASSETS    SHARES           VALUE
                               ------------- ------------    ----------
  Beneficial  Corp.                               893       $   57,152
  Great Western Financial                       2,263           95,046
  Household International                       1,578          138,864
  Merrill Lynch                                 2,686          255,842
  National City Corp.                           3,633          177,109
  Saloman, Inc.                                 1,686           84,300
  Travelers Group, Inc.                        10,323          571,636
                                                            ----------
                                                             1,952,761
 Financial Service                 1.33%
  Conseco, Inc.                                 2,600          107,575
  Dean Witter Discover & Co.                    5,264          201,348
  Fannie Mae                                   17,640          725,445
  Green Tree Financial Corp.                    2,263           67,041
  MBNA Corp.                                    5,449          179,817
  Morgan Stanley Group, Inc. *                  2,424          153,015
                                                            ----------
                                                             1,434,241
 Insurance                         3.57%
  Aetna Life and Casualty Co.                   2,398          218,518
  Allstate Corp.                                7,112          465,836
  American General Corp.                        3,317          144,704
  American International Group                  7,635          981,098
  Aon Corporation                               1,739          115,644
  CHUBB Group                                   2,794          161,354
  Cigna Corp.                                   1,262          189,773
  General RE Corp.                              1,262          211,070
  ITT Hartford Group *                          1,947          145,052
  Jefferson Pilot                               1,095           63,236
  Keycorp                                       3,687          192,185
  Lincoln National Corp.                        1,686           94,416
  Marsh & McLennan Co.                          1,108          133,514
  MBIA Inc.                                       685           66,702



             See accompanying notes to the financial statements.             53

                           SCHEDULE OF INVESTMENTS
                             S&P 500 INDEX FUND
                               APRIL 30, 1997
                                  UNAUDITED




                                             PERCENTAGE    PRINICIPAL
                                                 OF        AMOUNT OR
                                             NET ASSETS     SHARES            VALUE
                                           ------------- ------------     ------------
  MGIC Investment                                             947       $     76,944
  Providian Corp.                                           1,578             91,130
  Safeco Corp.                                              2,001             80,040
  St. Paul Companies                                        1,370             91,790
  Torchmark Corp.                                           1,108             68,835
  Transamerica Corp.                                        1,054             89,327
  Unum Corp.                                                1,208             93,016
  USF&G                                                     1,947            l38,940
  USLife Corp.                                                584             28,324
                                                                        ------------
                                                                           3,841,448

 Savings & Loan                                  0.41%
  Fed Home Loan Mortgage Corp. *                           11,792            375,870
  Golden West Financial                                       947             61,555
                                                                        ------------
                                                                             437,425
Total Common Stocks - Banking & Financial
 Service                                        13.98%                    15,039,410

COMMON STOCKS - CAPITAL GOODS
 Conglomerate                                    0.24%
  Tenneco, Inc.                                             2,740            109,258
  Tyco International Ltd                                    2,424            147,864
                                                                         -----------
                                                                             257,122

 Electrical Equipment                            3.31%
  AMP, Inc.                                                 3,559            127,679
  Emerson Electric Co.                                      7,266            368,750
  General Electric                                         26,599          2,949,164
  General Instrument Corp. *                                2,263             52,898
  Grainger WW, Inc.                                           820             61,808
                                                                         -----------
                                                                           3,560,299
 Machinery - Agricultural                        0.06%
  Case Equipment                                            1,208             66,893





             See accompanying notes to the financial statements.             54

                           SCHEDULE OF INVESTMENTS
                              S&p 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED



                                PERCENTAGE     PRINCIPAL
                                   OF          AMOUNT OR
                                NET ASSETS      SHARES       VALUE
                              --------------  ----------- -----------
 Machinery - Industrial            0.12%
  Giddings & Lewis, Inc                           577    $   11,684
  Harnischfeger                                   766        31,885
  Thermo Electron Corp.                         2,600        89,700
                                                         ----------
                                                            133,269
 Pollution Control                 0.31%
  Browning Ferris                               3,425        97,184
  WMX Technologies, Inc.                        7,950       233,531
                                                         ----------
                                                            330,715
 Production                        1.28%
  Briggs & Stratton                               450        22,106
  Caterpillar, Inc.                             3,056       271,984
  Cincinnati Milacron, Inc.                       631        12,778
  Cooper Industries                             1,739        79,994
  Deere & Co.                                   4,110       189,060
  Dover Co.                                     1,893       100,329
  FMC Corp.  *                                    631        42,356
  Foster Wheeler Corp.                            685        26,458
  Illinois Tool Works                           2,001       182,841
  Ingersoll Rand Co.                            1,739        85,428
  Pall Corp.                                    1,893        43,776
  Parker Hannifin                               1,262        62,785
  Raychem                                         685        44,183
  Timken Co.                                      604        35,108
  Westinghouse Electric                        10,142       172,414
                                                         ----------
                                                          1,371,600
Transportation Equipment           0.03%
  Cummins Engine                                  631        35,415
                                                         ----------

Total Common Stocks - Capital
Goods                              5.35%                  5,755,313



             See accompanying notes to the financial statements.             55

                           SCHEDULE OF INVESTMENTS
                              S&P 400 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                  PERCENTAGE    PRINCIPAL
                                     OF         AMOUNT OR
                                  NET ASSETS     SHARES      VALUE
                                 ------------  ----------- ---------
Common Stocks - Consumer Cyclical
 Appliance                         0.21%
  Armstrong World Industries                      631     $   41,488
  Black & Decker                                1,370         45,895
  Maytag Corp.                                  1,632         37,332
  Snap On Tools, Inc.                           1,001         38,539
  Whirlpool Corp.                               1,262         58,999
                                                          ----------
                                                             222,253
 Auto Part                         0.06%
  Autozone Inc.                                 2,600         63,700

 Auto & Truck                      2.05%
  Aeroquip - Vickers, Inc.                        450         18,169
  Chrysler Corp.                               11,133        333,990
  Dana                                          1,632         52,020
  Eaton Corp.                                   1,262         94,492
  Echlin Corp.                                  1,001         32,658
  Ford Motor Co.                               19,064        662,474
  General Motors Corp.                         12,268        710,011
  Genuine Parts Co.                             2,920         94,535
  ITT Industries, Inc.                          1,947         49,162
  Paccar, Inc.                                    631         44,091
  TRW, Inc.                                     2,109        109,932
                                                          ----------
                                                           2,201,534
 Building Material                 0.05%
  Johnson Controls                              1,370         52,574

 Household Product                 0.11%
  Federated Department Stores  *                3,371        114,614





             See accompanying notes to the financial statements.             56

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED




                                PERCENTAGE      PRINCIPAL
                                   OF           AMOUNT OR
                                NET ASSETS       SHARES      VALUE
                               ------------    ----------- ----------
 Housing                           0.10%
  Costco Companies, Inc. *                      3,509      $  101,322
  Kaufman & Broad Home Corp.                      631           8,755
                                                           ----------
                                                              110,077
 Lodging                           0.11%
  HFS, Inc. *                                   2,001         118,559

 Retail - General                  3.62%
  American Greetings Co.                        1,262          40,384
  American Stores Comp.                         2,371         107,881
  Charming Shoppes, Inc. *                      1,686           9,958
  Circuit City Stores, Inc.                     1,632          64,668
  Dayton Hudson Corp.                           3,425         154,125
  Dillard Dept. Stores *                        1,793          55,359
  Gap, Inc.                                     4,633         147,677
  Giant Foods                                   1,001          32,282
  Great Atlantic & Pacific                        631          15,696
  Home Depot                                    7,743         449,094
  Jostens                                         631          15,065
  Kroger *                                      4,002         110,055
  Lowes Companies                               2,740         104,120
  May Dept. Stores                              4,029         186,341
  Mercantile Stores Co.                           658          32,407
  Nordstrom, Inc.                               1,316          51,653
  Penny JC Co.                                  3,933         187,801
  Pep Boys - Manny, Mo, Jack                    1,001          32,658
  Rite Aid Corp.                                1,970          90,620
  Sears Roebuck & Co.                           6,319         303,312
  Supervalu, Inc.                               1,054          32,279
  Tandy Corp.                                     947          49,599
  The Limited Ltd.                              4,346          78,771



             See accompanying notes to the financial statements.             57

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED



                                     PERCENTAGE    PRINCIPAL
                                         OF        AMOUNT OR
                                     NET ASSETS     SHARES       VALUE
                                    ------------  ----------- -------------

  TJX Cos, Inc.                                    1,208      $     57,078
  Toys "R" Us, Inc. *                              4,372           124,602
  Wal-Mart Stores, Inc.                           37,120         1,048,640
  Walgreen Co.                                     4,002           184,092
  Winn-Dixie Stores, Inc.                          2,424            84,234
  Woolworth Corp. *                                2,109            45,344
                                                              ------------
                                                                 3,895,795
 Textile & Apparel                       0.50%
  CVS Corp.                                        1,686            83,668
  Liz Claiborne, Inc.                              1,208            54,662
  Nike                                             4,633           260,606
  Reebok International Ltd. *                        947            36,223
  Russell Co.                                        631            17,510
  Spring Industries                                  302            14,119
  VF Corp.                                         1,027            74,072
                                                              ------------
                                                                   540,860
 Tire & Rubber                           0.18%
  Cooper Tire & Rubber Co.                         1,370            30,140
  Goodrich BF Co.                                    893            35,608
  Goodyear Tire & Rubber                           2,478           130,405
                                                              ------------
                                                                   196,153
                                                              ------------

Total Common Stocks - Consumer Cyclical  6.99%                   7,516,119

COMMON STOCKS - CONSUMER NON-DURABLE
 Apparel                                 0.05%
  Fruit of The Loom, Inc. *                        1,262            45,432
  Stride Rite Corp.                                  766            10,533
                                                              ------------
                                                                    55,965




             See accompanying notes to the financial statements.             58

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Business Service                  1.34%
  Autodesk, Inc.                                  766    $   27,193
  Automatic Data Processing, Inc.               4,687       212,087
  Ceridian Corporation *                        1,054        35,177
  Cisco Systems, Inc. *                        10,429       539,701
  Computer Associates                           5,896       306,592
  Computer Sciences *                           1,289        80,563
  Deluxe Corp.                                  1,316        40,303
  Dun & Bradstreet                              2,740        67,473
  H & R Block                                   1,686        54,374
  Harland John H Co.                              450         9,281
  Moore Corp. *                                 1,632        32,844
  National Service Inds.                          739        31,130
                                                         ----------
                                                          1,436,718
 Communications & Media            1.29%
  Andrew Corp.                                  1,536        38,016
  Comcast Corp.                                 5,372        84,609
  Dow Jones & Co.                               1,578        63,909
  Gannett Co., Inc.                             2,344       204,514
  Harcourt General, Inc.                        1,208        55,870
  Interpublic GRP Companies, Inc.               1,316        74,519
  Knight Ridder, Inc.                           1,578        61,345
  New York Times                                1,632        70,584
  Tele Communications, Inc. *                  10,583       146,178
  Time Warner, Inc.                             9,167       412,515
  Times Mirror Co.                              1,686        93,152
  Tribune Co.                                   2,002        87,838
                                                         ----------
                                                          1,393,049



             See accompanying notes to the financial statements.             59

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Consumer Product                  0.20%
  Cognizant Corp.                               2,740     $   89,393
  Newell Co.                                    2,605         91,175
  Tupperware Corporation                        1,001         33,283
                                                          ----------
                                                             213,851
 Cosmetic & Soap                   2.54%
  Alberto-Culver Co.                              900         26,213
  Avon Products, Inc.                           2,109        129,967
  Clorox                                          793        101,008
  Colgate Palmolive Co.                         2,371        263,181
  Gillette Co.                                  8,812        749,020
  Int'l Flavors & Fragrance                     1,739         73,255
  Procter & Gamble                             11,060      1,390,795
                                                          ----------
                                                           2,733,439
 Drugs                             8.44%
  Abbott Labs                                  12,638        770,918
  Allergan                                      1,054         28,195
  Alza Corp.                                    1,370         40,073
  Amer Home Products Corp.                     10,267        680,189
  Bard C.R., Inc.                                 947         30,067
  Baxter International, Inc.                    4,372        209,310
  Becton Dickinson Co.                          2,001         92,046
  Bristol-Meyer/Squibb                         16,116      1,055,598
  Guidant Corp.                                 1,316         89,817
  Humana, Inc. *                                2,632         57,246
  Johnson & Johnson Co.                        21,489      1,316,201
  Lilly Eli & Co.                               8,797        773,036
  Medtronic, Inc.                               3,894        269,660
  Merck & Co.                                  19,642      1,777,601
  Pfizer, Inc.                                 10,375        996,000
  Pharmacia & Upjohn, Inc.                      8,261        244,732



             See accompanying notes to the financial statements.             60

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  Schering Plough Corp.                         6,003     $   480,240
  St. Jude Medical                              1,303          42,348
  Tenet Healthcare Corp. *                      4,925         128,050
                                                          -----------
                                                            9,081,327
 Entertainment & Leisure           0.97%
  Brunswick Corp.                               1,632          46,104
  Hasbro, Inc.                                  2,055          51,375
  King World Productions, Inc. *                  631          23,032
  Mattel CS                                     4,388         122,316
  McDonalds Corp.                              11,322         607,142
  Viacom, Inc. *                                5,742         153,599
  Wendys International                          2,055          42,384
                                                          -----------
                                                            1,045,952
 Food, Beverage, & Tobacco         7.42%
  American Brands *                             2,740         147,275
  Archer-Daniels-Midland Co.                    8,805         161,792
  Campbell Soup                                 7,174         366,771
  Coca-Cola Co.                                39,607       2,519,995
  Conagra, Inc.                                 3,948         227,504
  CPC International, Inc.                       2,317         191,442
  Dardeen Restaurants                           2,578          19,980
  Fleming Companies, Inc.                         631          10,254
  General Mills                                 2,578         159,836
  H J Heinz Co.                                 6,030         250,245
  Hershey Foods                                 2,424         131,502
  Kellogg Co.                                   3,371         235,127
  Loews Corp.                                   1,893         173,919
  Pepsico, Inc.                                25,229         879,861
  Philip Morris Co., Inc.                      39,807       1,567,401
  Pioneer Hi-Bred International                 1,316          92,943
  Quaker Oats                                   2,209          88,360




             See accompanying notes to the financial statements.             61

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  Ralston-Ralston Purina Group                  1,686     $   138,884
  Sara Lee Corp.                                7,797         327,474
  Sysco Corp.                                   2,948         104,654
  UST, Inc.                                     3,002          78,427
  Wrigley WM JR Co.                             1,893         110,267
                                                          -----------
                                                            7,983,913
 Health Care                       0.67%
  Bausch & Lomb, Inc.                             947          38,235
  Beverly Enterprises                           1,632          23,664
  Biomet, Inc.                                  1,893          28,750
  Corning Corporation                           3,687         177,898
  Manor Care                                    1,001          23,398
  Warner-Lambert Co.                            4,372         428,456
                                                          -----------
                                                              720,401
 Health Care Service               0.72%
  Boston Scientific Corp *                      2,894         139,636
  Columbia/HCA Healthcare Corp.                10,798         377,930
  Healthsouth Corp. *                           5,400         106,650
  United Healthcare Corp.                       3,002         145,972
                                                          -----------
                                                              770,188
 Hospital Supply & Service         0.03%
  US Surgical Corp.                             1,001          34,284

 Liquor                            0.60%
  Anheuser-Busch Companies, Inc.                8,004         343,172
  Brown Foremann                                1,054          53,227
  Coors                                           631          14,434
  Seagrams LTD *                                6,057         231,680
                                                          -----------
                                                              642,513



             See accompanying notes to the financial statements.             62

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Office Product                    0.06%
  Avery Dennison Co.                            1,786     $   65,636

 Printing & Publishing             0.17%
  Donnelley RR & Sons                           2,424         83,022
  McGraw Hill Cos, Inc.                         1,632         83,028
  Meredith Corp.                                  846         19,881
                                                          ----------
                                                             185,931
 Retail-Food and Drugs             0.24%
  Albertson's, Inc.                             4,083        134,739
  K Mart *                                      7,797        106,234
  Longs Drug Stores                               684         17,271
                                                          ----------
                                                             258,244
 Travel & Recreation               1.20%
  CUC International, Inc. *                     6,403        135,263
  Fleetwood Enterprises                           577         15,218
  Harrahs Entertainment, Inc. *                 1,686         26,976
  Hilton Hotels Corp.                           3,902        105,354
  Marriott International                        2,055        113,539
  Walt Disney Co.                              10,959        898,638
                                                          ----------
                                                           1,294,988
Total Common Stocks - Consumer
 Non - Durable                    25.94%                  27,916,399

COMMON STOCKS - ENERGY
 Energy Raw Material               0.44%
  Baker Hughes, Inc.                            2,317         79,937
  Dresser Industries                            2,948         88,072
  Eastern Enterprises                             342         11,585
  Halliburton Co.                               1,893        133,693
  Louisiana Land & Exploration                    564         28,200






             See accompanying notes to the financial statements.             63

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  McDermott International                         893     $    16,521
  Occidental Petroleum                          5,264         116,466
                                                          -----------
                                                              474,474
 Natural Gas                       0.15%
  Enron                                         4,056         152,607
  Oneok, Inc.                                     450          13,388
                                                          -----------
                                                              165,995
 Oil & Gas-Domestic                1.73%
  Amerada Hess Corp.                            1,478          71,868
  Amoco Corp.                                   8,004         669,335
  Ashland, Inc.                                 1,054          47,035
  Atlantic Richfield                            2,632         358,281
  Burlington Resources, Inc.                    2,001          84,792
  Columbia Gas System, Inc.                       974          60,266
  Helmerich & Payne                               383          18,288
  Kerr-McGee Co.                                  766          46,247
  Oryx Energy *                                 1,686          33,720
  Pennzoil                                        739          36,396
  Phillips Petroleum Co.                        4,264         167,895
  Santa Fe Energy Res. *                        1,424          20,114
  Sun Co.                                       1,262          34,547
  Unocal Corp.                                  4,002         152,576
  Western Atlas Inc. *                            893          55,366
                                                          -----------
                                                            1,856,726
 Oil & Gas-International           5.43%
  Chevron Corp.                                10,583         724,936
  Exxon Corp.                                  40,130       2,272,361
  Mobil Corp.                                   6,373         828,490
  Royal Dutch Petroleum ADR *                   8,689       1,566,192
  Texaco                                        4,264         449,852
                                                          -----------
                                                            5,841,831



             See accompanying notes to the financial statements.             64

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Oil & Gas-Service                 0.53%
  Rowan Cos, Inc. *                             1,370     $    24,660
  Schlumberger *                                3,948         437,241
  Union Pacific Resources Group                 4,012         108,825
                                                          -----------
                                                              570,726
                                                          -----------

Total Common Stocks - Energy       8.28%                    8,909,752

COMMON STOCKS - MANUFACTURING
 Building & Housing                0.30%
  Centex Corp.                                    423          15,228
  Crane Co.                                       975          36,441
  Fluor Corp.                                   1,370          75,350
  Masco Co.                                     2,632          99,358
  Owens Corning                                   793          32,117
  Pulte Corp.                                     369          10,517
  Stanley Works                                 1,424          55,358
                                                          -----------
                                                              324,369
 Chemical                          2.80%
  Air Products & Chemicals, Inc.                1,739         124,773
  Dow Chemical                                  3,948         335,087
  DuPont De Nemours & Co.                       9,059         961,386
  Ecolab, Inc.                                  1,001          40,791
  Grace WR & Co.                                1,424          74,048
  Great Lakes Chemical                          1,001          42,417
  Hercules                                      1,699          66,898
  Millipore Corp.                                 712          26,878
  Monsanto Co.                                  9,428         403,047
  Morton International, Inc. *                  2,317          97,024
  Nalco Chemical Co.                            1,054          37,944
  PPG Industries                                3,002         163,234




             See accompanying notes to the financial statements.             65

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  Praxair, Inc.                                 2,578     $   133,089
  Rohm & Haas Co.                               1,054          87,746
  Rubbermaid, Inc.                              2,371          56,904
  Safety Kleen                                    947          14,087
  Sherwin Williams                              2,740          82,885
  Sigma-Aldrich Corp.                           1,532          45,960
  Union Carbide Corp.                           2,055         102,493
  Williams Cos                                  2,529         110,960
                                                          -----------
                                                            3,007,651
 Computer                          0.57%
  Data General Corp. *                            631          11,831
  Dell Computer Corp. *                         2,848         238,342
  EMC Corp. Massachusetts                       3,741         136,079
  Seagate Technology, Inc.                      4,071         186,757
  Silicon Graphics, Inc. *                      2,740          40,758
                                                          -----------
                                                              613,767
 Consumer Durable                  0.52%
  Eastman Chemical Co.                          1,262          64,362
  Eastman Kodak                                 5,426         453,071
  Polaroid Corp.                                  766          37,151
                                                          -----------
                                                              554,584
 Container                         0.16%
  Ball Corp.                                      423          11,368
  Bemis Co.                                       893          34,046
  Crown Cork & Seal                             2,055         112,511
  Stone Container Corp. *                       1,632          16,524
                                                          -----------
                                                              174,449
 Diversified                       0.59%
  ITT Corp.                                     1,947         115,360
  Unilever  ADR *                               2,632         516,530
                                                          -----------
                                                              631,890



             See accompanying notes to the financial statements.             66

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Gold & Precious Metal             0.38%
  Barrick Gold Corp.                            5,742     $   128,477
  Battle Mountain Gold Co. *                    3,633          20,890
  Cyprus Amax Mineral Co.                       1,578          35,308
  Echo Bay Mines Ltd. *                         2,263          12,305
  Freeport McMoran Copper                       3,109          90,550
  Homestake Mining Co.                          2,371          31,416
  Placer Dome, Inc. *                           3,894          63,764
  Santa Fe Pacific Gold Corp.                   2,094          30,887
                                                          -----------
                                                              413,597
 Metal & Mineral                   0.35%
  Allegheny Teledyne, Inc.                      2,721          72,447
  Armco, Inc.                                   1,686           5,901
  Bethlehem Steel                               1,739          14,347
  Inland Steel Industries                         739          16,812
  Nucor Corp.                                   1,370          68,158
  USX-Marathon                                  4,633         127,987
  USX-US Steel                                  1,370          40,073
  Worthington Inds, Inc.                        1,424          26,878
                                                          -----------
                                                              372,603
 Miscellaneous                     0.74%
  3M Co.                                        6,742         586,554
  Applied Materials, Inc. *                     2,948         161,772
  Mallincrokdt, Inc.                            1,262          45,905
  NACCO Industries                                 94           4,348
                                                          -----------
                                                              798,579
 Non Ferrous Metal                 0.63%
  Alcan Aluminum Ltd.                           3,633         123,068
  Aluminum Co. of America                       2,794         195,231
  Asarco, Inc.                                    712          20,292
  Englehard Corp.                               2,344          49,224





             See accompanying notes to the financial statements.             67

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  Inco Ltd. *                                   2,686     $    85,952
  Newmont Mining Corp.                          1,632          56,508
  Phelps Dodge                                  1,054          80,895
  Reynolds Metals                               1,001          67,943
                                                          -----------
                                                              679,113
 Paper & Forest Product               1.29%
  Boise Cascade                                   739          24,572
  Champion International                        1,578          73,377
  Georgia Pacific Co.                           1,424         111,072
  International Paper                           4,800         202,800
  James River of Virginia                       1,370          40,929
  Kimberly Clark                                9,200         471,500
  Louisiana-Pacific Co.                         1,739          32,389
  Mead Corp.                                      893          50,120
  Potlatch Corp.                                  450          18,450
  Temple Inland                                   947          52,559
  Union Camp Corp.                              1,054          51,251
  Westvaco Corp.                                1,659          46,452
  Weyerhaeuser Co.                              3,263         149,282
  Willamette Industries                           947          60,371
                                                          -----------
                                                            1,385,124
                                                          -----------
Total Common Stocks - Manufacturing   8.33%                 8,955,726

COMMON STOCKS - SERVICE
 Consumer                             0.12%
  Service Corp. International                   3,741         128,129

 Environmental Services               0.06%
  Laidlaw, Inc. *                               5,057          68,902



             See accompanying notes to the financial statements.             68

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Distributor                       0.05%
  Ikon Office Solution                          2,055     $    55,228

 Miscelleneous                     0.05%
  PP & L Resources, Inc.                        2,632          51,653
                                                          -----------
Total Common Stocks - Service      0.28%                      303,912

COMMON STOCKS - TECHNOLOGY
 Aerospace Aircraft                1.81%
  Allied Signal, Inc.                           4,579         330,833
  Boeing                                        5,784         570,447
  General Dynamics Corp.                        1,001          71,321
  McDonnell-Douglas Corp.                       3,425         203,359
  Northrop Grumman Corp.                          974          81,329
  Rockwell International Corp. *                3,579         238,004
  Textron, Inc.                                 1,316         146,570
  United Technologies Corp.                     4,002         302,651
                                                          -----------
                                                            1,944,514
 Bio-Technology                    0.24%
  Amgen                                         4,318         254,222

 Business - Mechanics & Software   2.91%
  Amdahl Corp.                                  1,947          16,671
  Apple Computer, Inc.                          2,001          34,017
  Compaq Computers Corp. *                      4,372         373,260
  Digital Equipment *                           2,578          77,018
  Honeywell                                     2,055         145,134
  International Business Machines               8,482       1,363,482
  Intergraph *                                    739           4,711
  Oracle Systems *                             10,769         428,068





             See accompanying notes to the financial statements.             69

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
  Pitney Bowes, Inc.                            2,371     $   151,744
  Sun Microsystems *                            6,004         172,990
  Tandem Computer, Inc. *                       1,947          25,068
  Unisys Corp. *                                2,740          16,440
  Xerox                                         5,264         323,736
                                                          -----------
                                                            3,132,339
 Business - Service                0.25%
  First Data                                    7,266         250,677
  Shared Medical System                           356          14,997
                                                          -----------
                                                              265,674
 Electronic                        3.98%
  EG&G                                            739          13,949
  General Signal Co.                              739          29,006
  Harris Corp.                                    631          53,951
  Hewlett-Packard Co.                          16,486         865,515
  Intel Corp.                                  13,223       2,024,772
  Motorola, Inc.                                9,582         548,570
  National Semiconductor *                      2,263          56,575
  Northern Telecom *                            4,110         298,489
  Perkin-Elmer Corp.                              685          49,748
  Tektronix, Inc.                                 604          32,692
  Texas Instruments                             3,056         272,748
  Thomas & Betts Co.                              831          37,707
                                                          -----------
                                                            4,283,722
 Miscellaneous                     0.07%
  3 Com Corp.                                   2,686          77,894

 Office Equipment                  0.04%
  Novell *                                      5,688          43,016



             See accompanying notes to the financial statements.             70

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Semiconductor                     0.27%
  Advanced Micro Devices                        2,209     $    93,883
  LSI Logic Corp.                               2,055          78,604
  Micron Technology, Inc. *                     3,371         118,828
                                                          -----------
                                                              291,315
 Software                          2.30%
  Bay Networks                                  3,002          53,286
  Microsoft Corp. *                            19,380       2,354,670
  Parametric Tech Co. *                         1,400          63,350
                                                          -----------
                                                            2,471,306
 Telecom Equipment                 0.43%
  Lockheed Martin Corp                          3,271         292,755
  Raytheon Co.                                  3,794         165,513
                                                          -----------
                                                              458,268
 Telecommunication                 0.96%
  Airtouch Communications                       8,058         205,479
  Cabletron Systems *                           2,524          87,078
  Lucent Technologies                          10,295         608,692
  Scientific - Atlanta Inc.                     1,262          20,192
  Tellabs, Inc. *                               2,848         113,564
                                                          -----------
                                                            1,035,005
                                                          -----------

 Total Common Stocks - Technology 13.26%                   14,257,275

COMMON STOCKS - TRANSPORTATION
 Air Transportation                0.42%
  AMR Corp.                                     1,424         132,610
  Delta Airlines                                1,316         121,237
  Federal Express *                             1,893         101,985
  Southwest Airlines Co.                        2,317          63,718




             See accompanying notes to the financial statements.             71

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                    PERCENTAGE   PRINIPAL
                                       OF        AMOUNT OR
                                    NET ASSETS    SHARES      VALUE
                                   ------------  ---------- -----------
  US Air Group, Inc. *                            1,001     $    32,407
                                                            -----------
                                                                451,957
 Railroad                               0.90%
  Burlington Northern Santa Fe Co.                2,426         191,048
  Conrail, Inc.                                   1,316         150,353
  CSX Corp.                                       3,371         157,173
  Norfolk Southern Co.                            2,001         179,840
  Union Pacific Corp.                             3,948         251,685
  Whitman Corp.                                   1,686          38,989
                                                             ----------
                                                                969,088
 Trucking                               0.07%
  Caliber System, Inc.                              631          18,772
  Navistar International *                        1,262          14,198
  Ryder System                                    1,316          40,961
                                                             ----------
                                                                 73,931
                                                             ----------

Total Common Stocks - Transportation    1.39%                 1,494,976

Common Stocks - Utility
 Electric                               0.79%
  Cinenrgy Corp.                                  2,583          85,885
  Consolidated Edison                             3,741         103,813
  Duke Power                                      3,317         145,533
  Edison International                            7,058         148,218
  GPU, Inc.                                       1,947          62,791
  Pacificorp                                      4,741          94,227
  People's Energy Corp.                             604          20,385
  Texas Utilities Co.                             3,633         122,614
  Union Electric Co.                              1,632          58,140
                                                             ----------
                                                                841,606



             See accompanying notes to the financial statements.             72

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES       VALUE
                                ------------  ----------- -----------
 Energy                              1.85%
  American Electric Power Co.                   3,002     $   121,581
  Baltimore Gas & Electric                      2,371          60,461
  Carolina Power & Light                        2,424          82,416
  Central & S/W Corp.                           3,371          67,841
  Coastal Corp.                                 1,686          80,085
  Consolidated Natural Gas                      1,578          79,492
  Dominion Resources                            2,894          99,481
  DTE Energy Co.                                2,317          61,980
  Enserch                                       1,054          20,685
  Entergy Corp. New                             3,687          86,184
  FPL Group, Inc.                               2,948         131,555
  Houston Industries                            3,764          75,280
  Niagara Mohawk Power *                        2,317          19,695
  Nicor                                           793          26,863
  Noram Energy Corp.                            2,263          33,096
  Northern States Power                         1,054          47,957
  Ohio Edison                                   2,424          48,480
  Pacific Enterprises                           1,370          41,956
  Panenergy Corp.                               2,424         107,262
  Peco Energy Co.                               3,633          71,752
  PG & E Corp.                                  6,688         160,512
  Public Service Enterprises                    3,948          95,246
  Sonat, Inc.                                   1,370          78,261
  Southern, Co.                                10,898         222,047
  Unicom Corp.                                  3,425          74,494
                                                          -----------
                                                            1,994,662
 Telephone                           5.77%
  Alltell Corp.                                 3,056          96,264
  American Telephone and Telegraph             26,130         875,355
  Ameritech Corp.                               8,897         543,829





             See accompanying notes to the financial statements.             73

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                          PERCENTAGE      PRINIPAL
                                             OF           AMOUNT OR
                                          NET ASSETS       SHARES       VALUE
                                          ------------  ------------  ----------
  Bell Atlantic                                             7,058    $   478,180
  Bell South Corp.                                         16,063        714,804
  DSC Communications Corp. *                                1,893         38,570
  Frontier Corp.                                            2,900         46,038
  GTE Corp.                                                15,639        717,439
  MCI Communications                                       11,060        421,663
  Nynex Corp.                                               7,058        365,252
  SBC Communications, Inc.                                 14,882        825,928
  Sprint Corp. Common                                       6,950        304,931
  US West, Inc. - Communication Group                       7,689        270,076
  US West Media Group Inc. *                               10,167        175,381
  WorldCom, Inc. *                                         13,865        332,718
                                                                     -----------
                                                                       6,206,428
                                                                     -----------

Total Common Stocks - Utility              8.41%                       9,042,696
                                                                     -----------
Total Common Stocks                       92.21%                      99,191,578
 (cost - $90,080,125)

COMMERCIAL PAPER
 Finance - Service                         0.77%
 Merrill Lynch and Co.
  5.52% due May 16, 1997                                  830,000        828,091

 Finance - Miscellaneous                   5.99%
 Ford Motor Credit Corp.
  5.6018% due June 9, 1997                                525,000        525,000
  5.6522% due July 7, 1997                                275,000        275,000
  5.6781% due July 7, 1997                                125,000        125,000
  5.6772% due July 7, 1997                                460,000        460,000
  5.7449% due September 5, 1997                           300,000        300,000




             See accompanying notes to the financial statements.             74

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                 PERCENTAGE    PRINIPAL
                                    OF         AMOUNT OR
                                 NET ASSETS     SHARES          VALUE
                                ------------  -----------   -------------
 General Electric Capital Service
  5.5931% due June 5, 1997                    $   500,000   $     500,000
  5.6795% due July 1, 1997                      1,230,000       1,230,000
  5.7771% due September 5, 1997                   750,000         750,000

 Merrill Lynch and Co.
  5.39% due June 20, 1997                         240,000         238,203
  5.27% due June 20,1997                          560,000         555,901
  5.37% due June 20, 1997                       1,500,000       1,488,813
                                                            -------------
                                                                6,447,917

Total Commercial Paper             6.76%                        7,276,008
 (cost - $7,276,008)

U.S. GOVERNMENT SECURITIES
 U.S. Government Agency            0.52%
 Federal Home Loan Mortgage Corp
  5.47% due July 21, 1997                         565,000         558,046

 U.S. Treasury Bills               0.37%
  5.11% due May 8, 1997                           300,000         299,710
  5.11% due July 3, 1997                          100,000          99,106
                                                            -------------
                                                                  398,816
                                                            -------------

Total U.S. Government Securities   0.89%                          956,862
 (cost - $956,862)




             See accompanying notes to the financial statements.             75

                           SCHEDULE OF INVESTMENTS
                              S&P 500 INDEX FUND
                                APRIL 30, 1997
                                  UNAUDITED


                                          PERCENTAGE   PRINIPAL
                                              OF       AMOUNT OR
                                          NET ASSETS     SHARES       VALUE
                                         ------------  ----------- ------------
DEMAND NOTE
 Utility - Electrical                      0.06%
 Wisconsin Electric Demand Note
  5.2962% due on demand                               $   77,460  $      77,460
                                                                  -------------

TOTAL INVESTMENTS                         99.94%                    107,501,908

Cash and other assets, less liabilities    0.06%                         69,621
                                                                  -------------
TOTAL NET ASSETS                         100.00%                  $ 107,571,529
                                                                  =============

* Non-income producing security



























             See accompanying notes to the financial statements.             76

                              FINANCIAL HIGHLIGHTS
                               S&P 500 INDEX FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.

                                                       SIX MONTHS       SEPTEMBER 3
                                                         ENDED              TO
                                                    APRIL 30, 1997    OCTOBER 31, 1996
                                                    --------------    ----------------
Net asset value at beginning of period              $        10.77    $          10.00

Income from investment operations:
  Net investment income                                       0.08                0.02
  Net realized and unrealized gain on securities              1.48                0.77
                                                    --------------    ----------------
Total income from investment operations                       1.56                0.79

Less distributions:
  Dividends from net investment income                        0.02                0.02
  Distributions from capital gains                            0.00                0.00
                                                    --------------    ----------------
Total distributions                                           0.02                0.02
                                                    --------------    ----------------

Net asset value at end of period                    $        12.31    $          10.77
                                                    ==============    ================

Total return (not annualized)                               14.47%               7.86%
                                                    ==============    ================

Ratios and supplemental data:
  Net assets at end of period (in thousands)        $      107,572    $         23,698
  Ratio of operating expenses to average
    net assets                                               0.53%*              0.71%**
  Ratio of net investment income to average
    net assets                                               1.55%*              1.60%**
  Portfolio turnover rate                                       2%                  0%
  Average commission rate paid per share            $       0.0520    $         0.0338

--------------------------------------------------------------------------------------

*  Annualized.
** Absent an expense waiver by the investment advisor the ratio of operating expenses to average net assets and the ratio of net investment income to average net assets would be 1.26% and 1.05% for the period September 3 to October 31, 1996, respectively. Annualized.




              See accompanying notes to the financial statements.          77

                      STATEMENT OF ASSETS AND LIABILITIES
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED


ASSETS
  Investments in securities at value (cost - $37,465,848)                 $  38,567,368
  Cash                                                                          235,045
  Receivable for securities sold                                                145,589
  Dividends receivable                                                          144,421
  Foreign currency at value (cost - $132,479)                                   131,892
                                                                           ------------
Total Assets                                                                 39,224,315

LIABILITIES
  Payable for securities purchased                                              291,417
  Net unrealized depreciation on forward currency contracts                      75,974
  Investment advisory fees payable                                               57,907
  Accrued expenses payable                                                       33,763
                                                                           ------------

Total Liabilities                                                               459,061
                                                                           ------------

NET ASSETS                                                                $  38,765,254
                                                                           ============

NET ASSET VALUE PER SHARE                                                 $       10.87
                                                                           ============


                See accompanying notes to the financial statements.           78

                            STATEMENT OF OPERATIONS
                           INTERNATIONAL EQUITY FUND
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   UNAUDITED


INVESTMENT INCOME
  Dividends (net of $47,321 for foreign taxes withheld)                   $     285,453
  Interest                                                                       59,583
                                                                           ------------

Total Investment Income                                                         345,036

EXPENSES
  Investment advisory fees                                                      163,199
  Fund accounting fees                                                           26,477
  Registration fees                                                              17,502
  Fund administration fees                                                        8,718
  Transfer agent fees                                                             7,363
  Custodian fees                                                                 11,722
  Audit fees                                                                      3,192
  Other                                                                           3,843
                                                                           ------------

Total Expenses                                                                  242,016
                                                                           ------------

NET INVESTMENT INCOME                                                     $     103,020
                                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCIES, AND FORWARD CONTRACTS
  Net realized gain on sale of investments and foreign
    currency transactions                                                       230,188
  Net realized gain on forward currency contracts                               978,682
  Change in net unrealized appreciation on investments
    and foreign currency                                                        959,603
  Change in net unrealized appreciation on forward contracts                   (111,742)
                                                                           ------------

  Net realized and unrealized gain (loss) on investments,
    foreign currencies, and forward contracts                                 2,056,731
                                                                           ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $   2,159,751
                                                                           ============




                See accompanying notes to the financial statements.          79

                      STATEMENTS OF CHANGES IN NET ASSETS
                           INTERNATIONAL EQUITY FUND
                                   UNAUDITED

                                               SIX MONTHS        SEPTEMBER 3
                                                 ENDED             THROUGH
                                             APRIL 30, 1997    OCTOBER 31, 1996
                                             --------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                       $     103,020      $     48,954
  Net realized gain                               1,208,870            29,295
  Change in net unrealized appreciation             847,861           178,205
                                              -------------      ------------
  Net increase in net assets from
    operations                                    2,159,751           256,454

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (54,416)          (48,954)
  Net realized gain                                       0                 0
  Distributions in excess of net
    investment income                                     0           (30,542)
                                              -------------      ------------
  Total distributions                               (54,416)          (79,496)

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                   13,752,399        25,000,000
  Net asset value of shares issued upon
    reinvestment of dividends                       133,913                 0
  Cost of redemption of shares                   (2,403,351)                0
                                              -------------      ------------
  Increase in net assets from capital
    transactions                                 11,482,961        25,000,000
                                              -------------      ------------

  Increase in net assets                         13,588,296        25,176,958
  Net assets at beginning of period              25,176,958                 0
                                              -------------      ------------

  Net assets at end of period                 $  38,765,254      $ 25,176,958
                                              =============      ============

  Undistributed net investment income         $      47,338      $     (1,266)
                                              =============      ============



        See accompanying notes to the financial statements.                80

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------
COMMON STOCKS - FOREIGN
 Australia                                  5.07%
  Amcor Limited                                                  12,000    $    79,127
  Boral Limited                                                  19,000         56,137
  Brambles Industries Ltd                                         3,000         54,402
  Broken Hill Proprietary Co                                     29,500        416,894
  CRA Limited                                                    11,000        164,394
  CSR Limited Ord                                                14,000         51,869
  David Jones Limited                                            48,000         63,031
  Lend Lease Corp Ltd                                             4,000         76,725
  M.I.M. Holdings Ltd                                            41,521         54,199
  National Australia Bank Lts                                    18,000        246,919
  News Corporation Ltd                                           38,000        175,540
  News Corporation Ltd Pref                                       9,000         34,400
  Pacific Dunlop                                                 23,000         62,203
  Qantas Airways Limited                                         25,494         53,106
  Santos Limited                                                 11,000         42,990
  Santos Limited Rights                                           2,000            195
  Westpac Bank                                                   33,000        178,237
  WMC Limited                                                    17,000        100,987
  Woolworths Ltd                                                 18,000         53,183
                                                                           -----------
                                                                             1,964,538
 Belgium                                    3.26%
  Delhaize-Le Lion                                                1,200         60,302
  Electrabel Cap                                                    900        204,591
  Fortis Ag                                                         975        174,146
  Fortis Ag - Strip Vvpr                                             75             13
  Generale de Banquenpv                                             200         83,007
  Groupe Bruxelles Lambert                                          600         88,186
  Kredietbank Npv                                                   300        116,951
  Petrofina Sa                                                      500        178,121


              See accompanying notes to the financial statements.            81

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------

  Soc Gen De Belgique Put/Wts                                       200    $     2,105
  Societe Generale Belgique                                         900         80,123
  Sovay et Cie Npv                                                  148         88,667
  Tractabel Inv Intl Npv                                            200         85,666
  Union Miniere Npv *                                             1,264        102,797
                                                                           -----------
                                                                             1,264,675
 Canada                                     2.65%
  Alcan Aluminum Ltd                                              2,500         84,782
  Bank of Montreal                                                2,000         72,548
  Barrick Gold Corp                                               1,000         22,215
  BCE Inc                                                         1,300         60,829
  Candadian Natl Railway Co                                       1,100         42,105
  Canadian Pacific Ltd                                            5,200        127,424
  Hudson Bay Co                                                   1,500         30,479
  Imperial Oil Ltd                                                1,900         87,000
  Macmillan Bloedel Ltd                                           3,400         46,462
  Moore Corp Ltd                                                  1,400         28,397
  Noranda                                                         2,300         48,544
  Northern Telecom Ltd                                              900         65,422
  Nova Corp                                                       2,300         19,582
  Royal Bank of Canada                                            2,300         91,905
  Seagram Co Ltd                                                  2,000         76,626
  Thomson Corp                                                    3,200         66,624
  Trans Canada Pipeline                                           3,100         56,668
                                                                           -----------
                                                                             1,027,612
 Finland                                    0.78%
  Merita Ltd                                                     10,600         34,426
  Nokia Ab - A                                                    2,200        137,151
  Outokumpu                                                       1,800         34,245
  Pohjola Insurance                                                 400         11,377
  Rauma Oy                                                           78          1,603

              See accompanying notes to the financial statements.            82

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------
  Sampo Insurance Co                                                200    $    18,064
  Upm-Kymmene Oym                                                 2,800         64,032
                                                                           -----------
                                                                               300,898
 France                                     7.42%
  Accor Sa                                                          700        100,388
  Alcatel-Alsthom                                                 1,200        133,439
  Axa Uap                                                          2200        135,361
  Banque Nationale De Paris                                       4,300        183,453
  Cie De Suez                                                     1,900         92,194
  Clf - Dexia France                                              1,300        120,280
  Colas                                                             400         55,103
  Compagnie Bancaire Sa                                             707         93,275
  Compagnie De Saint-Gobain                                       1,300        174,183
  Compagnie Generale Des Eaux                                     1,300        181,088
  Gruope Danone                                                     800        116,511
  Lafarge                                                         1,100         72,148
  Lvmh Moet Hennessy                                                400         97,663
  Lyonnaise Des Eaux Dumez                                        1,200        108,561
  Michelin (Cgde)                                                 2,300        128,510
  Pechiney Sa                                                     2,400         89,645
  Peugeot Sa                                                      1,300        129,413
  Rhone-Poulenc                                                   4,700        158,079
  Seita                                                           2,600         92,571
  Soc Natl Elf Aquit                                              1,600        155,165
  Societe Generale                                                1,400        156,878
  Total Sa                                                        1,800        149,271
  Unisor Sacilor                                                 10,100        152,632
                                                                           -----------
                                                                             2,875,811
 Hong Kong                                  1.21%
  Cheung Kong (Hldgs)                                             6,000         52,669
  China Light & Power                                             8,000         36,042


              See accompanying notes to the financial statements.            83

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------
  Guoco Group Ltd                                                 6,000    $    28,503
  Hang Seng Bank                                                  4,300         48,431
  Hong Kong Telecomm                                             18,400         31,591
  Hutchison Whampoa Ltd                                          11,000         81,650
  Jardine Matheson                                                4,400         24,200
  New World Development                                           7,000         40,392
  Sun Hung Kai Properties                                         4,000         43,374
  Swire Pacific                                                   6,000         46,279
  Wharf Holdings                                                  9,000         34,041
                                                                           -----------
                                                                               467,172

 Italy                                      3.63%
  Assicurazioni Generali                                          8,000        133,888
  Credito Italiano ITL                                           47,000         65,893
  Danieli Risp (Savings)                                         11,000         39,582
  Edison Spa                                                      9,000         47,737
  Ente Nazionale Idrocarburi                                     50,000        253,815
  Fiat Spa-Priv                                                  48,900         84,839
  Ina - Istitut Naz Assicur                                      41,000         54,966
  Istituto Mobiliare Italinao                                     9,900         76,679
  Italgas (Soc Ital)                                             12,000         41,043
  Mediobanca                                                      4,000         25,025
  Montedison                                                    161,300        105,625
  Rinascente                                                     10,000         53,333
  Rinascente Savings (Risp)                                       9,000         23,238
  Sai (Soc Assic) Di Risp                                         6,000         18,488
  Telecom Italia Mobile Di Risp                                 100,300        185,440
  Telecom Italia-RNC                                             91,700        197,662
                                                                           -----------
                                                                             1,407,253


              See accompanying notes to the financial statements.            84

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES          VALUE
                                        ----------         ------------    -----------

 Japan                                     25.70%
  Fujitsu Ltd                                                    10,000    $   104,011
  Amada Co                                                       17,000        127,122
  Asahi Glass Co Ltd                                             22,000        199,354
  Canon Inc                                                      15,000        355,764
  Cannon Sales Co Inc                                             6,000        124,340
  Citizen Watch Co                                               16,000        115,105
  Dai Nippon Printing Co Ltd                                     17,000        306,753
  Daiichi Pharm Co                                               12,000        192,893
  Daikin Industries                                              17,000        133,551
  Daiwa House                                                     9,000        100,701
  Denso Corporation                                               9,000        204,948
  Fancun Co                                                       6,900        235,419
  Hitachi                                                        36,000        326,215
  Honda Motor Co                                                  5,000        155,228
  Inax                                                           22,000        136,601
  Isetan                                                          6,000         66,189
  Ito-Yokado Co Ltd                                               7,000        335,907
  Kaneka Corp                                                    18,000         95,737
  Keio Teito Electric Railway                                    19,000         82,342
  Kinki Nippon Railway                                           20,000        110,945
  Kirin Brewery Co Ltd                                           20,000        173,351
  Kokuyo                                                          6,000        130,486
  Kuraray Co Ltd                                                 22,000        194,153
  Kyocera Corp 1st Sec                                            2,000        119,770
  Maeda Road Const                                                4,000         29,627
  Marui Co.                                                       9,000        148,215
  Matsushita Electric Indl Co                                    27,000        431,881
  Mitsubishi Paper                                               21,000         66,850
  Ngk Insulators 1st Section                                     30,000        264,755
  Nintendo                                                        1,700        124,309

              See accompanying notes to the financial statements.            85

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------

  Nippon Meat Packer                                             11,000  $     109,211
  Nippon Steel Co 1st Sec                                        14,000         39,934
  Okumura                                                        17,000         91,088
  Osaka Gas                                                      33,000         79,048
  Sankyo Co Ltd                                                  13,000        348,278
  Sanwa Bank                                                     10,000        107,163
  Secom                                                           4,000        237,964
  Seino Transportation                                           11,000         99,677
  Sekisui House Ltd 1st Sec                                      35,000        311,638
  Shinmaywa Inds                                                 18,000        113,608
  Sony Corp                                                       4,200        305,791
  Sumitomo Bank                                                  20,000        228,508
  Sumitomo Electric                                              16,000        216,847
  Sumitomo Trust and Bkg                                         10,000         82,736
  Takeda Chemical                                                11,000        253,959
  TDK Corp                                                        3,000        216,295
  The Bank of Tokyo-Mitsubishi                                   21,000        332,598
  Tokio Marine & Fire                                            17,000        166,102
  Tokyo Elec Pwr First Sec                                        5,000         88,645
  Tokyo Steel Mfg                                                14,000        150,028
  Tonen Corp                                                     14,000        131,274
  Toray Industries Inc                                           74,000        460,641
  Toshiba Corp 1st Sec                                           43,000        241,242
  Toyo Suisan Kaisha                                              9,000         73,044
  Toyota Motor Corporation                                        5,000        144,985
  Yamazaki Baking Co Ltd                                          9,000        138,996
                                                                           -----------
                                                                             9,961,822
 Netherlands                                5.52%
  Abn-Amro Holdings                                               2,600        178,707
  Akzo Nobel                                                        300         38,653
  DSM                                                               600         59,750

              See accompanying notes to the financial statements.            86

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS              SHARES        VALUE
                                        ----------            ---------    -----------

  Elsevier                                                     5,500     $      88,085
  ING Groep                                                    7,100           278,809
  KLM                                                          3,500           103,485
  Koninklijke Hoogovens                                        1,100            50,254
  KPN                                                          5,500           195,369
  Philips Electronics                                          3,300           172,275
  Royal Dutch Petrol                                           3,600           643,455
  Unilever                                                     1,400           272,295
  Vendex Intl                                                  1,204            57,168
                                                                           -----------
                                                                             2,138,305
 New Zealand                                3.23%
  Brierley Investments Ltd                                   244,000           214,886
  Carter Holt Harvey Ltd                                      76,000           168,647
  Fletcher Challenge Building                                 25,000            70,212
  Fletcher Challenge Energy                                   28,000            81,355
  Fletcher Challenge Paper                                    50,000           110,952
  Fletcher Forestry Shares                                    50,000            68,998
  Telecom Corp of New Zealand                                120,000           538,393
                                                                           -----------
                                                                             1,253,443
 Singapore/Malaysia                         2.44%
  City Developments                                            4,000            32,358
  Dbs Land                                                     9,000            29,122
  Dev Bank                                                     6,000            71,353
  Hotel Properties                                            16,000            25,444
  Hume Industries  BHD                                         7,000            37,371
  Keppel Corporation                                           3,750            16,335
  Kuala Lumpur Kepon Berhad                                   16,000            41,435
  Land & General Bhd                                          22,000            29,976
  Malaysia Int Shipping (MR)                                   9,000            20,259
  Nestle (Malaysia) BHD                                        2,000            15,618
  Overseas Chinese Bank                                        9,000           105,163

              See accompanying notes to the financial statements.            87

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS              SHARES        VALUE
                                        ----------         ------------    -----------

  Public Bank BHD-Foreign Mkt                                    16,000    $    26,518
  Resorts World Berhad                                            8,000         29,482
  Sime Darby Malay Regd                                          15,000         46,315
  Singapore Int'l Airlines, Regd                                  8,000         70,800
  Singapore Press Hds                                             5,000         92,649
  Singapore Telecom                                              31,000         52,298
  Telekom Malaysia                                                5,000         35,060
  Tenaga Nasional BHD                                            18,000         83,188
  UTD Overseas Bank                                               7,000         65,822
  YTL Corp BHD                                                    5,000         20,319
  YTL Power Intl                                                    500            677
                                                                           -----------
                                                                               947,562
 Spain                                      2.20%
  Acerinox Sa                                                       200         29,245
  Banco Bilbao Vizcaya Sa                                         1,200         80,835
  Banco Central Hispanoamericano                                  1,500         45,696
  Banco Popular Espanol                                             300         63,666
  Banco Santander                                                 1,000         75,304
  Emp Nac Electricid                                              1,900        132,932
  Fomento De Construcciones Y Ct                                    400         38,994
  Gas Natural Sdg-E Sa                                              200         42,512
  Iberdrola                                                       6,200         70,033
  Mapfre                                                            500         26,185
  Repsol Sa                                                       1,900         79,733
  Telefonica De Espana Ord                                        4,400        112,805
  Vallehermoso Sa                                                 1,100         27,109
  Viscofan Envolturas                                             1,500         28,855
                                                                           -----------
                                                                               853,904
 Switzerland                                1.86%
  Abb Ag                                                             35         42,401
  Alusuisse - Lonza                                                  30         25,451

              See accompanying notes to the financial statements.            88

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS              SHARES        VALUE
                                        ----------         ------------    -----------

  Ciba Spezialitaten                                                145    $    12,498
  Credit Suisse Group                                               400         45,065
  Nestle Sa                                                         119        144,567
  Navartis - Reg Shs                                                145        191,111
  Roche Holding Ag0 Regd                                             15        126,744
  Schw Ruckversicherungs                                             30         34,735
  Ubs (Schw Bankgesellsch) Br                                        40         37,871
  Zurich Versicherungs                                              180         59,127
                                                                           -----------
                                                                               719,570
 United Kingdom                            20.47%
  Abbey National Ord                                             10,000        139,138
  Bank Of Scotland Ord                                           14,000         84,051
  Bass Plc                                                        6,000         77,544
  Bat Industries                                                 35,000        295,881
  Bg Plc                                                         69,000        200,407
  Booker Plc                                                      8,000         40,695
  British Energy                                                 71,000        150,918
  British Petroleum Ord                                          32,243        370,408
  British Steel Plc                                              80,000        184,976
  British Telecommunciations                                     59,000        433,194
  Centrica Plc                                                   69,000         63,537
  Charter Plc                                                     9,054        121,421
  Coats Viyella Plc                                              40,000         85,349
  Fki Plc                                                        33,000         97,453
  General Electric Co                                            69,000        410,891
  Glaxo Holdings Ord                                             25,000        492,256
  Grand Metropolitanord                                          33,000        276,296
  Guinness Ord                                                   36,000        297,909
  Hanson Plc                                                     18,750         90,815
  Hillsdown Holdings                                             49,000        144,306
  House of Fraser Plc                                            54,000        150,707

              See accompanying notes to the financial statements.            89

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE            PRINCIPAL
                                           OF                 AMOUNT OR
                                        NET ASSETS             SHARES         VALUE
                                        ----------         ------------    -----------

  Hsbc Holdings Ord                                              11,000    $   289,147
  Imperial Chemical Inds Ord                                      4,000         45,498
  Inchcape                                                       17,000         75,581
  Jefferson Smurfit Group Plc                                    41,000        100,123
  Legal & General Group Plc                                      24,500        164,580
  Lloyds TSB Group Plc                                           42,000        384,361
  Marks & Spencer Plc                                            28,000        222,621
  Mirror Group Plc                                               23,000         78,185
  National Westminster Bank Plc                                  10,000        118,450
  Northern Foods Ord                                             29,000         98,581
  Peninsular & Orient Steam Nav                                  19,000        185,131
  Reckitt & Colman Plc                                            4,800         65,229
  Redland Plc                                                     9,000         51,112
  Reuters Holdings Ord                                           11,000        113,249
  RJB Mining Plc                                                 24,000        165,505
  Royal Sun Alliance                                             16,000        126,822
  Rtz Corp Reg                                                   11,000        174,649
  Sainsbury (J) Plc                                              22,000        118,336
  Scottish Hydro-electric Plc                                    12,000         76,717
  Sears Ord                                                      67,000         83,710
  Sedgwick Group Plc                                             45,000         91,271
  Smithkline Beecham Plc                                         13,000        209,145
  Tesco                                                          19,000        110,061
  Thames Water Plc                                               13,000        142,910
  Unilever Ord                                                    6,000        157,960
  Vodafone Group Ord                                             18,000         80,465
  Williams Holding Plc                                           25,000        134,879
  Yorshire Water Plc                                             10,800         63,525
                                                                           -----------
                                                                             7,935,955


              See accompanying notes to the financial statements.            90

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                        PERCENTAGE           PRINCIPAL
                                           OF                AMOUNT OR
                                        NET ASSETS            SHARES          VALUE
                                        ----------         ------------    -----------

 West Germany                               9.59%
  Allianz Ag Rldg Reg                                              1400    $   271,646
  Basf Ag                                                         4,790        183,726
  Bayer Ag                                                        6,490        258,151
  Bayerische Motoren Werke Ag                                       270        219,534
  Commerzbank Ag                                                  5,160        139,156
  Daimler Benz Ag                                                 2,720        201,055
  Daimler Benz Ag Rights                                          2,720            236
  Deutsche Bank Ag                                                4,690        247,546
  Deutsche Telekom Ag                                             7,850        170,086
  Henkel KGAA - Vorzug                                            1,730         93,710
  Hochtief Ag                                                     1,600         60,243
  Hoechst Ag                                                      2,500         98,099
  Man Ag                                                            290         83,065
  Mannesmann Ag                                                     470        184,888
  Metro Ag                                                        1,500        146,218
  Muenchener Rueckver Ag-reg                                         70        168,768
  Preussag Ag                                                       550        141,973
  Rwe Ag                                                          3,570        148,023
  Schering Ag                                                     2,240        214,730
  Siemens Ag                                                      1,370         74,249
  Thyssen Ag                                                        860        187,727
  Veba Ag                                                         4,120        213,772
  Volkswagen Ag                                                     330        209,247
                                                                           -----------
                                                                             3,715,848
                                                                           -----------

 Total Common Stocks - Foreign                   95.03%                     36,834,368
 (cost - $35,732,848)

              See accompanying notes to the financial statements.            91

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                                       PERCENTAGE            PRINCIPAL
                                          OF                 AMOUNT OR
                                       NET ASSETS             SHARES           VALUE
                                       ----------         ------------     ------------
Commercial Paper
 Finance - Miscellaneous                    4.47%
 New York Times
  5.65% due May 1, 1997                                    $ 1,733,000    $   1,733,000
  (cost - $1,733,000)                                                      ------------

TOTAL INVESTMENTS                          99.50%                            38,567,368

Cash, foreign currency and other assets,
 less liabilities                           0.50%                               197,886
                                                                           ------------
TOTAL NET ASSETS                          100.00%                         $  38,765,254
                                                                           ============

* Non-income producing security.


              See accompanying notes to the financial statements.            92

                            INDUSTRY DIVERSIFICATION
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

AS A PERCENTAGE OF NET ASSETS

Non - U.S. Equities
  Wholesale and international trade                                     0.31
  Appliances and household durable                                      2.35
  Automobiles                                                           2.95
  Banking                                                              11.43
  Beverages and tobacco                                                 1.66
  Broadcasting and publishing                                           1.39
  Building materials and components                                     1.68
  Business and public services                                          4.22
  Chemicals                                                             4.61
  Construction and housing                                              1.82
  Data processing and reproduction                                      1.19
  Electrical and electronics                                            3.94
  Electronic components                                                 1.47
  Energy sources                                                        7.11
  Financial services                                                    1.32
  Food and household products                                           4.16
  Forest products and paper                                             1.82
  Gold mines                                                            0.06
  Health and personal care                                              5.29
  Industrial components                                                 2.10
  Insurance                                                             4.28
  Leisure and tourism                                                   0.60
  Machinery and engineering                                             1.51
  Merchandising                                                         4.45
  Metals  - non ferrous                                                 2.20
  Metals - steel                                                        2.05
  Miscellaneous materials and commodit                                  0.69
  Multi-industry                                                        4.52
  Real estate                                                           0.86
  Recreation and other consumer goods                                   0.87
  Telecommunications                                                    5.41
  Textiles and apparel                                                  0.22





             See accompanying notes to the financial statements.              93

                            INDUSTRY DIVERSIFICATION
                           INTERNATIONAL EQUITY FUND
                                 APRIL 30, 1997
                                   UNAUDITED

  Transportation - airlines                                             0.59
  Transportation - road and rail                                        0.86
  Transportation - shipping                                             0.54
  Utilities - electrical and gas                                        4.50
                                                                     -------

                                                                       95.03

Commercial Paper
  Finance - Miscellaneous                                               4.47
                                                                     -------

Total Investments                                                      99.50 %

Cash, foreign currency and other assets, less liabilities               0.50
                                                                     -------

TOTAL NET ASSETS                                                      100.00 %
                                                                     =======














             See accompanying notes to the financial statements.              94

                              FINANCIAL HIGHLIGHTS
                           INTERNATIONAL EQUITY FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.


                                             SIX MONTHS        SEPTEMBER 3
                                                 ENDED            TO
                                             APRIL 30, 1997    OCTOBER 31, 1996
                                             --------------    ----------------
Net asset value at beginning of period            $10.20             $10.00

Income from investment operations:
      Net investment income                         0.03               0.02
      Net realized and unrealized gain
      on securities                                 0.66               0.21
                                                  ------             ------
Total income from investment operations             0.69               0.23

Less distributions:
      Dividends from net investment income          0.02               0.03
      Distributions from capital gains              0.00               0.00
                                                  ------             ------
Total distributions                                 0.02               0.03
                                                  ------             ------

Net asset value at end of period                  $10.87             $10.20
                                                  ======             ======
Total return (not annualized)                      6.72%              2.32%
                                                  ======             ======
Ratios and supplemental data:

Net assets at end of period (in thousands)       $38,765            $23,137
Ratio of operating expenses to average
net asset                                          1.38%  *           1.46%  *
Ratio of net investment income to average
net asset                                          0.62%  *           1.52%  *
Portfolio turnover rate                              17%                 0%
Average commission rate paid per share           $0.0238            $0.0264

-------------------------------------------------------------------------------
* Annualized


              See accompanying notes to the financial statements.            95

                      STATEMENT OF ASSETS AND LIABILITIES
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED


ASSETS
 Investments in securities at value (cost - $51,311,292)          $  54,708,374
 Dividends receivable                                                   106,549
 Interest receivable                                                        576
                                                                  -------------

Total Assets                                                         54,815,499

LIABILITIES
 Investment advisory fees payable                                        56,924
 Accrued expenses payable                                                23,975
 Other payable                                                            5,940
                                                                  -------------
Total Liabilities                                                        86,839
                                                                  -------------
NET ASSETS                                                        $  54,728,660
                                                                  =============
Net Asset Value Per Share                                         $       11.66
                                                                  =============

              See accompanying notes to the financial statements.             96

                            STATEMENT OF OPERATIONS
                                REIT INDEX FUND
                    FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                   UNAUDITED


INVESTMENT INCOME
  Dividends                                                       $   1,601,125
  Interest                                                               15,016
                                                                  -------------
Total Investment Income                                               1,616,141

EXPENSES
  Investment advisory fees                                              147,550
  Registration fees                                                      25,725
  Fund accounting fees                                                   16,125
  Fund administration fees                                               12,296
  Transfer agent fees                                                     7,441
  Custodian fees                                                          2,969
  Audit fees                                                              1,904
  Legal fees                                                              1,154
  Other                                                                   2,098
                                                                  -------------
Total Expenses                                                          217,262
                                                                  -------------
NET INVESTMENT INCOME                                             $   1,398,879
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments                              375,321
  Change in net unrealized appreciation on investments                2,942,746
                                                                  -------------
  Net realized and unrealized gain on investments                     3,318,067
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   4,716,946
                                                                  =============

              See accompanying notes to the financial statements.             97

                      STATEMENTS OF CHANGES IN NET ASSETS
                                REIT INDEX FUND
                                   UNAUDITED

                                                SIX MONTHS       SEPTEMBER 3
                                                  ENDED           THROUGH
                                              APRIL 30, 1997  OCTOBER 31, 1996
                                              --------------  ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                    $     1,398,879    $       135,725
   Net realized gain                                375,321                  0
   Change in net unrealized appreciation          2,942,746            454,336
                                             --------------    ---------------
   Net increase in net assets from
    operations                                    4,716,946            590,061

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                           (642,941)                 0
   Net realized gain                                      0                  0
   Distributions in excess of realized gain               0                  0
                                             --------------    ---------------
   Total distributions                             (642,941)                 0

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                  32,219,573         25,100,000
   Net asset value of shares issued upon
     reinvestment of dividend                       642,875                  0
   Cost of redemption of shares                  (7,897,854)                 0
                                             --------------    ---------------
   Increase in net assets from capital
    transactions                                 24,964,594         25,100,000
                                             --------------    ---------------
   Increase in net assets                        29,038,599         25,690,061
   Net assets at beginning of period             25,690,061                  0
                                             --------------    ---------------
   Net assets at end of period              $    54,728,660    $    25,690,061
                                            ===============    ===============
   Undistributed net investment income      $       891,663    $       135,725
                                            ===============    ===============

          See accompanying notes to the financial statements.                 98

                            SCHEDULE OF INVESTMENTS
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED

                               PERCENTAGE    PRINCIPAL
                                  OF         AMOUNT OR
                               NET ASSETS      SHARES        VALUE
                               -----------   ---------       -----
Common Stocks - Real Estate Investment Trusts (REITs)
 Apartments                       23.12%
  Ambassador Apartments, Inc                    7,100   $   173,063
  AMLI Residential Prop                        11,500       254,438
  Apartment Investment & Mgmt Co               13,600       377,400
  Associated Estates Realty                    11,800       259,600
  Avalon Properties, Inc                       25,700       677,838
  Bay Apartments Communities                   15,700       525,950
  Berkshire Realty Co                          19,600       210,700
  BRE Properties                               25,500       599,250
  Camden Property Trust                        20,244       551,649
  Columbus Realty Trust                        10,100       213,363
  Equity Residential Properties Trust          39,700     1,736,875
  Essex Property Trust  Inc                     9,000       263,250
  Evans Withycombe Residential                 14,300       282,425
  Gables Residential Trust                     14,900       368,775
  Irvine Apartment Community                   15,200       406,600
  Merry Land & Investment Co                   29,500       604,750
  MGI Properties Inc                            8,900       184,675
  Mid-America Apartment Comm                   10,300       266,513
  Oasis Residential Inc                        12,600       280,350
  Post Properties Inc                          17,000       658,750
  Security Capital Pacific                     58,800     1,337,700
  Smith, Charles E. Residential                10,200       276,675
  Summit Properties Inc                        17,800       351,550
  Town & Country Trust                         12,100       183,013
  United Dominion Realty Trust                 66,700       917,125
  Walden Residential Props Inc                 13,400       294,800
  Wellsford Residential Prop                   13,300       394,013
                                                         ----------
                                                         12,651,090

             See accompanying notes to the financial statements.           99

                           SCHEDULE OF INVESTMENTS
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED



                               PERCENTAGE    PRINCIPAL
                                  OF         AMOUNT OR
                               NET ASSETS      SHARES        VALUE
                               -----------   ---------       -----
 Diversified                       2.88%
  Colonial Properties Trust                    14,800   $   419,950
  EastGroup Properties                          9,800       173,950
  Glenborough Realty Trust Inc                 10,200       201,450
  Pacific Gulf Properties                       9,300       196,463
  Penn Real Estate Invest Trust                 6,700       149,075
  Washington REIT                              24,600       436,650
                                                        -----------
                                                          1,577,538
 Factory Outlet                    1.67%
  Chelsea GCA Realty Inc                       10,000       351,250
  Horizon Group Inc                            18,100       233,038
  Mills Corp                                   13,100       329,138
                                                        -----------
                                                            913,426
 Hotel                             9.03%
  American Gen Hospitality                     11,200       275,800
  Equity Inns Inc                              20,300       274,050
  Felcor Suite Hotels                          20,500       735,438
  Hospitality Properties Trust                 20,800       642,200
  Innkeepers USA Trust                         17,300       242,200
  Jameson Inns Inc                              7,400        89,725
  Patriot American Hospitality                 33,400       718,100
  RFS Hotel Investors Inc                      18,900       340,200
  Sunstone Hotel Investors Inc                 14,000       187,250
  Starwood Lodging Trust                       33,300     1,282,050
  Winston Hotels                               12,200       155,550
                                                        -----------
                                                          4,942,563
 Manufactured Homes                2.38%
  Chateau Properties Inc                       19,500       509,438
  Manufactured Home Communities                19,300       405,300
  Sun Communities Inc                          12,100       387,200
                                                        -----------
                                                          1,301,938

             See accompanying notes to the financial statements.        100

                           SCHEDULE OF INVESTMENTS
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED



                               PERCENTAGE    PRINCIPAL
                                  OF         AMOUNT OR
                               NET ASSETS      SHARES        VALUE
                               -----------   ---------    ----------
 Office Property                  17.92%
  Beacon Office Property                       37,000   $ 1,142,375
  Brandywine Realty Trust                       7,200       135,900
  Cali Realty Corp                             28,100       828,950
  Carramerica Realty Corp                      37,700     1,050,888
  Cousins Properties Inc                       22,500       576,563
  Crescent Real Estate                         55,900     1,467,375
  Duke Realty Investments Inc                  24,300       893,025
  Highwoods Properties Inc                     27,500       855,938
  Koger Equity Inc                             16,200       253,125
  Liberty Property Trust                       30,400       733,400
  Reckson Assoc Realty Corp                    26,500       612,813
  Spieker Properties Inc.                      36,000     1,255,500
                                                        -----------
                                                          9,805,852
 Regional Mall                    10.11%
  CBL & Associates Properties                  18,500       437,063
  Crown American Realty                        21,400       163,175
  General Growth Industries                    23,800       758,625
  JP Realty Inc                                13,200       334,950
  Lexington Corp Prop                           7,300        92,163
  Macerich Co                                  19,900       517,400
  Prime Retail Inc                             12,200       147,925
  Simon Debartlolo Group Inc                   77,500     2,218,438
  Taubman Centers Inc                          39,200       494,900
  Urban Shopping Centers Inc                   13,100       370,075
                                                        -----------
                                                          5,534,714
 Shopping Center                  15.00%
  Alexander Haagen Properties                   9,300       125,550
  Bradley Real Estate Inc.                     16,800       321,300
  Burnham Pacific Properties Inc               13,200       165,000
  Developers Diversified                       19,400       715,375

             See accompanying notes to the financial statements.          101

                           SCHEDULE OF INVESTMENTS
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED





                                    PERCENTAGE     PRINCIPAL
                                       OF          AMOUNT OR
                                    NET ASSETS       SHARES        VALUE
                                    -----------    ---------   ------------
  Federal Realty Investment Trust                    30,100       775,075
  Glimcher Realty Trust                              16,900   $   302,088
  IRT Property Co.                                   24,500       278,688
  JDN Realty Corp                                    12,000       336,000
  Kimco Realty Corp                                  27,800       865,275
  Kranzco Realty Trust                                8,000       126,000
  Mark Centers Trust                                  6,600        67,650
  New Plan Realty Trust                              45,300       985,275
  Price Reit Inc, The                                 8,300       313,325
  Ramco-Gershenson Properties                         5,500        94,875
  Regency Realty Corp                                 9,400       244,400
  Saul Centers Inc                                    9,400       146,875
  Vornado Realty Trust                               20,600     1,310,675
  Weingarten Realty Inv                              20,400       869,550
  Western Invt Real Estate Trust                     13,300       167,913
                                                              -----------
                                                                8,210,889
 Storage                            7.08%
  Public Storage Inc                                 76,400     2,053,250
  Shurgard Storage Centers                           21,200       556,500
  Sorvan Self Storage Inc                             8,300       234,475
  Storage Trust Realty                               10,000       240,000
  Storage USA                                        21,100       790,125
                                                              -----------
                                                                3,874,350
 Triple Net Lease                   4.50%
  Commercial Net Lease Realty                        17,000       248,625
  Excel Realty Trust Inc                             14,200       344,350
  Franchise Finance Corp of America                  31,100       750,288
  National Golf Properties                            9,600       296,400
  Realty Income Corp                                 17,800       440,550
  Trinet Corporate Realty Trust                      11,400       380,475
                                                              -----------
                                                                2,460,688

             See accompanying notes to the financial statements.           102

                           SCHEDULE OF INVESTMENTS
                                REIT INDEX FUND
                                 APRIL 30, 1997
                                   UNAUDITED




                                    PERCENTAGE     PRINCIPAL
                                       OF          AMOUNT OR
                                    NET ASSETS       SHARES        VALUE
                                    -----------    ---------  -------------
 Warehouse / Industrial                   6.13%
  Bedford Property Investors                          8,500   $   149,813
  Centerpoint Properties Corp                        14,700       442,838
  First Industrial Realty Trust                      23,200       684,400
  Meridian Industrial Trust                          10,500       215,250
  Security Capital Industrial                        75,600     1,521,450
  Weeks Corp                                         10,900       341,975
                                                              -----------
                                                                3,355,726
Total Common Stocks - Real Estate                             -----------
 Investment Trusts (cost- $51,231,692)   99.82%                54,628,774

DEMAND NOTE
 Technology
  Pitney Bowes Demand Note
  5.2450% due on demand                            $ 71,318        71,318

 Utility - Electrical
  Wisconsin Electric Demand Note
  5.2962% due on demand                               8,282         8,282
                                                              -----------
Total Demand Notes (cost - $79,600)       0.14%                    79,600
                                                              -----------
TOTAL INVESTMENTS                        99.96%                54,708,374

Other assets, less liabilities            0.04%                    20,286
                                                              -----------
TOTAL NET ASSETS                        100.00%               $54,728,660
                                                              ===========

             See accompanying notes to the financial statements.           103

                              FINANCIAL HIGHLIGHTS
                                REIT INDEX FUND
                                   UNAUDITED


The table below sets forth financial data for one share of capital stock throughout the periods presented.

                                                 SIX MONTHS           SEPTEMBER 3
                                                   ENDED                  TO
                                                APRIL 30, 1997      OCTOBER 31, 1996
                                              ------------------   ------------------
Net asset value at beginning of period            $  10.44            $   10.00

Income from investment operations:
  Net investment income **                            0.31                 0.10
  Net realized and unrealized gain on securities      1.06                 0.34
                                                  --------            ---------
Total income from investment operations               1.37                 0.44

Less distributions:
  Dividends from net investment income                0.15                 0.00
  Distributions from capital gains                       *                 0.00
                                                  --------            ---------
Total distributions                                   0.15                 0.00
                                                  --------            ---------

Net asset value at end of period                  $  11.66            $   10.44
                                                  ========            =========

Total return (not annualized)                       13.09%                4.40%
                                                  ========            =========

Ratios and supplemental data:
  Net assets at end of period (in thousands)      $ 54,729            $  24,124
  Ratio of operating expenses to average
    net assets                                       0.87%**              1.20%**
  Ratio of net investment income to average
    net assets                                       5.67%**              5.97%**
  Portfolio turnover rate                              26%                   0%
  Average commission rate paid per share          $ 0.0375            $  0.0270

--------------------------------------------------------------------------------


  * less than $0.01 per share.

  ** Annualized






             See accompanying notes to the financial statements.            104

                       NOTES TO THE FINANCIAL STATEMENTS
                                   AON FUNDS
                                   UNAUDITED

1. DESCRIPTION OF ENTITY

Aon Funds (the "Trust"), a Delaware business trust organized on May 16, 1996, is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust consists of six Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, the S&P 500 Index Fund, the International Equity Fund, and the REIT Index Fund. For the period September 3, 1996 to February 28, 1997, the Funds operated with two share classes: Class Y, a no-load institutional class, and Class C, a no-load retail class. On February 28, 1997, Class C shares were exchanged for Class Y shares in proportion to their relative net asset value in a non-taxable transaction. There are an unlimited number of shares authorized with no par value.

The Trust was reorganized on September 3, 1996, prior to this date the Trust conducted business as Aon Asset Management Fund, Inc. Prior to the reorganization, Aon Asset Management Fund, Inc. consisted of two Funds: the Money Market Fund, and the Flexible Asset Allocation Fund. Upon reorganization, the shares of each existing Fund were designated Class Y shares and the Flexible Asset Allocation Fund was renamed the Asset Allocation Fund.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

  a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Fixed income / debt securities are valued by a pricing service that utilizes computerized pricing models which derive evaluated bid prices. Stock index futures are valued daily at the last reported sales price on the New York Stock Exchange. Forward contracts are valued daily using quoted forward exchange rates. The investments held by the Money Market Fund and other debt instruments that mature in 60 days or less are stated at amortized cost, which approximates fair value.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED


   b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is reported on the ex-dividend date. Realized gains and losses on investments are determined based on an identified cost basis.

   c) Foreign Currency Translation - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of the valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, and income receipts are translated into U.S. dollars using the last reported exchange rate on the London Stock Exchange on the day of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on the statement of operations.

   d) Distributions to Shareholders - Distributions of net investment income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund, the International Equity Fund, and the S&P 500 Index Fund.

   e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3. INCOME TAXES

Each Fund intends to qualify as a "regulated investment company" under the provision of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes.
Therefore, no provision has been made for Federal or State income taxes. The Government Securities Fund and the S&P 500 Index Fund had capital loss carryovers of $31,132 and $30, respectively, available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2004.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                  .30%
Government Securities Fund         .45% of the first $100 million;
                                   .40% of the next $100 million;
                                   .35% of the next $100 million;
                                   .30% of the next $100 million;
                                   and .25% of amounts in excess of $400 million
Asset Allocation Fund              .65% of the first $250 million;
                                   .55% of the next $250 million;
                                   and .45% of amounts in excess of $500 million
S&P 500 Index Fund                 .30%
International Equity Fund          .95% of the first $100 million;
                                   .90% of the next $100 million;
                                   and .85% of amounts in excess of $200 million
REIT Index Fund                    .60% of the first $100 million;
                                   .55% of the next $100 million;
                                   and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to waive 0.15% of the investment advisory fee for the Money Market Fund for a net effective annual rate of 0.15% until April 30, 1997. Effective May 1, 1997, the Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, The Government Securities Fund, The S&P 500 Index Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund, and between .55% and .60% of the average daily net assets of the International Equity Fund until at least February 28, 1998.

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                   1.00%
Government Securities Fund          1.50% of the first $30 million;
                                    and 1.25% in excess of $30 million
Asset Allocation Fund               1.25%
S&P 500 Index Fund                  .75%
International Equity Fund           1.75% of the first $30 million;
                                    and 1.50% in excess of $30 million
REIT Index Fund                     1.50% of the first $30 million;
                                    and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of 0.05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the period ended April 30, 1997, the Trust incurred expenses totaling $17,422 for compensation of unaffiliated trustees.

5. COMPOSITION OF NET ASSETS             GOVERNMENT       ASSET      S&P 500
                                         SECURITIES     ALLOCATION    INDEX
At April 30, 1997, net                      FUND           FUND
assets consisted of:                    ------------   ----------- -----------
  Paid in capital                         73,511,520   111,874,450  97,598,923
  Accumulated net realized gain (loss)      (349,161)    1,984,204     285,340
  Net unrealized appreciation               (827,551)   14,362,402   9,172,743
  Undistributed net investment income         11,374       167,712     514,523
                                        ------------   -----------  -----------
  Net Assets                              72,346,182   128,388,768  107,571,529
                                        ============   ===========  ===========

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED

                                              International
                                                  Equity           REIT Index
                                                   Fund               Fund
                                              -------------      ------------
  Paid in capital                                36,482,961        50,064,594
  Accumulated net realized gain                   1,208,889           375,321
  Net unrealized appreciation                     1,026,066         3,397,082
  Undistributed net investment income                47,338           891,663
                                              -------------      ------------

  Net Assets                                     38,765,254        54,728,660
                                              =============      ============

6. CAPITAL SHARE TRANSACTIONS

Capital stock transactions were as follows:

                            MONEY MARKET FUND             GOVERNMENT SECURITIES FUND
                         SHARES            AMOUNT           SHARES            AMOUNT
                     --------------    --------------    --------------   --------------
Balance at
October 31, 1995        420,093,633    $  420,093,633                   0   $            0

  Shares sold         4,625,262,667     4,625,262,667           3,960,650       40,000,000
  Dividend
  reinvestments           6,166,458         6,166,458               5,150           52,005
                     --------------    --------------      --------------   --------------
  Total issued        4,631,429,125     4,631,429,125           3,965,800       40,052,005
  Shares redeemed    (4,656,418,504)   (4,656,418,504)                  0                0
                     --------------    --------------      --------------   --------------
  Net change in
  shares                (24,989,379)      (24,989,379)          3,965,800       40,052,005
                     --------------    --------------      --------------   --------------

Balance at
October 31, 1996        395,104,254    $  395,104,254           3,965,800   $   40,052,005
                     ==============    ==============      ==============   ==============

  Shares sold         2,803,770,523     2,803,770,523           3,345,995       34,347,707
  Dividend
  reinvestments           3,833,941         3,833,941             176,109        1,782,158
                     --------------    --------------      --------------   --------------
  Total issued        2,807,604,464     2,807,604,464           3,522,104       36,129,865
  Shares redeemed    (2,571,792,557)   (2,571,792,557)           (264,520)      (2,670,350
                     --------------    --------------      --------------   --------------
  Net change in
  shares                235,811,907       235,811,907           3,257,584       33,459,515
                     --------------    --------------      --------------   --------------

Balance at
April 30, 1997          630,916,161    $  630,916,161           7,223,384   $   73,511,520
                     ==============    ==============      ==============   ==============

                       NOTES TO THE FINANCIAL STATEMENTS
                                   AON FUNDS
                                   UNAUDITED

                          Asset Allocation Fund             S&P 500 Index Fund
                          Shares          Amount          Shares         Amount
                          ------          ------          ------         ------
Balance at
October 31, 1995         6,126,827    $  68,849,955             0   $         0

  Shares sold            1,463,541       18,179,173     2,400,153    25,000,000
  Dividend
  reinvestments            134,937        1,694,654             0             0
                         ---------    -------------     ---------   -----------
  Total issued           1,598,478       19,873,827     2,400,153    25,000,000
  Shares redeemed         (800,783)     (10,077,026)            0             0
                         ---------    -------------     ---------   -----------
  Net change in
  shares                   797,695        9,796,801     2,400,153    25,000,000
                         ---------    -------------     ---------   -----------

Balance at
October 31, 1996         6,924,522    $  78,646,756     2,400,153   $25,000,000
                         =========    =============     =========   ===========
  Shares sold            4,138,238       53,691,802     7,018,332    80,715,236
  Dividend
  reinvestments            290,522        3,740,490        16,186       181,475
                         ---------    -------------     ---------   -----------
  Total issued           4,428,760       57,432,292     7,034,518    80,896,711
  Shares redeemed       (1,807,059)     (24,204,598)     (696,032)   (8,297,788)
                         ---------    -------------     ---------   -----------
  Net change in
  shares                 2,621,701       33,227,694     6,338,486    72,598,923
                         ---------    -------------     ---------   -----------

Balance at
April 30, 1997           9,546,223    $ 111,874,450     8,738,639   $97,598,923
                         =========    =============     =========   ===========


                           International Equity Fund        REIT Index Fund
                           Shares            Amount       Shares        Amount
                           ------            ------       ------        ------
Balance at
October 31, 1995                 0     $          0            0               0

  Shares sold            2,468,934       25,000,000    2,459,830      25,100,000
  Dividend
  reinvestments                  0                0            0               0
                         ---------     ------------    ---------      ----------
  Total issued           2,468,934       25,000,000    2,459,830      25,100,000
  Shares redeemed                0                0            0               0
                         ---------     ------------    ---------      ----------
  Net change in shares   2,468,934       25,000,000    2,459,830      25,100,000
                         ---------     ------------    ---------      ----------

Balance at
October 31, 1996         2,468,934     $ 25,000,000    2,459,830      25,100,000
                         =========     ============    =========      ==========

                                                                            110

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED

  Shares sold                1,308,238    13,752,399    2,853,573    32,219,572
  Dividend reinvestments        12,903       133,913       53,439       642,875
                             ---------    ----------    ---------    ----------
  Total issued               1,321,141    13,886,312    2,907,012    32,862,447
  Shares redeemed             (223,613)   (2,403,351)    (671,204)   (7,897,853)
                             ---------    ----------    ---------    ----------
  Net change in shares       1,097,528    11,482,961    2,235,808    24,964,594
                             ---------    ----------    ---------    ----------

Balance at April 30, 1997    3,566,462   $36,482,961    4,695,638   $50,064,594
                             =========   ===========    =========   ===========

7.INVESTMENTS

Investment transactions for the period ended April 30, 1997, including maturities and excluding short-term investments, were as follows:

                                                                PROCEEDS
                                            PURCHASES          FROM SALES
                                            ---------          ---------

  Government Securities Fund          $     75,242,282       46,783,817
  Asset Allocation Fund                     71,700,592       47,168,415
  S&P 500 Index Fund                        66,469,719        1,403,476
  International Equity Fund                 20,294,496        8,466,946
  REIT Index Fund                           38,475,468       12,886,731
                                      ----------------       ----------

  Total                               $    272,182,557      116,709,385
                                      ================      ===========


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997 were as follows:

                               GOVERNMENT      ASSET ALLOCATION   S&P 500 INDEX
                            SECURITIES FUND         FUND              FUND
                            ---------------    ----------------   -------------
  Gross unrealized
    appreciation              $         0          20,313,083     11,127,540
  Gross unrealized
    depreciation                 (827,551)         (5,950,681)    (2,016,087)
                                  -------          ----------     ----------

  Net unrealized appreciation
     (depreciation)           $  (827,551)         14,362,402      9,111,453
                              ===========          ==========      =========

                      NOTES TO THE FINANCIAL STATEMENTS
                                  AON FUNDS
                                  UNAUDITED

                                                INTERNATIONAL    REIT INDEX
                                                 EQUITY FUND        FUND
                                                ------------     ----------
  Gross unrealized appreciation               $      2,919,783   3,812,426
  Gross unrealized depreciation                     (1,818,263)   (415,344)
                                              ----------------   ---------
  Net unrealized appreciation (depreciation)  $      1,101,520   3,397,082
                                              ================   =========

At April 30, 1997, the identified cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

8. FUTURES CONTRACTS

The S&P 500 Index Fund invests in stock index futures contracts to rapidly adjust exposure to the S&P 500 Index in anticipation of investing cash balances or cash flow into the Fund in appropriate common stocks or in anticipation of liquidating appropriate common stocks to meet expected redemption requests.
The use of stock index futures also lowers the transaction costs of the Fund. The Fund bears the market risk arising from changes in the value of the
futures.   At the time the Fund enters into a futures contact, it is required to make a margin deposit with the broker of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made between the Fund and the broker on a periodic basis. The statement of operations reflects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

As of April 30, 1997, the S&P 500 Index Fund had the following open futures contracts:

                                                                     UNREALIZED
                                             COST         VALUE         GAIN
                                             ----         -----      ----------
Index Futures Buy Contracts
  S&P 500 Index June 97; 16 contracts        6,401,993   6,422,400     20,407
  S&P 500 Index September 97; 3 contracts    1,175,317   1,216,200     40,883
                                           -----------   ---------     ------
Total Index Futures Buy Contracts            7,577,310   7,638,600     61,290
                                           ===========   =========     ======

The value of U.S. Government Treasury Bills pledged to cover margin requirements for open futures positions at April 30, 1997 was $398,816.

                       NOTES TO THE FINANCIAL STATEMENTS
                                   AON FUNDS
                                   UNAUDITED



9. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at and for the period ended April 30, 1997, was the Fund's custodian.

The International Equity Fund had the following open forward foreign currency contracts as of April 30, 1997, settling on September 12, 1997:

                                                                    UNREALIZED
                                LOCAL       CONTRACT     CURRENT   APPRECIATION
                               CURRENCY      AMOUNT       VALUE   (DEPRECIATION)
                               --------      ------       -----    ------------
FORWARD FOREIGN CURRENCY
SALE CONTRACTS:
  Australian Dollar            1,900,000  $1,487,630   $1,484,563  $     3,067
  Belgian Franc               27,000,000     771,429      763,160        8,269
  Hong Kong Dollar             3,000,000     386,947      387,093         (146)
  German Deutschemarks         1,050,000     617,647      612,305        5,342
  Netherlands Guilder            700,000     366,492      362,892        3,600
  French Franc                 1,100,000     191,972      190,141        1,831
  British Pound                  940,000   1,513,400    1,522,330       (8,930)

FORWARD FOREIGN CURRENCY
BUY CONTRACTS:
  Japanese Yen               140,000,000   1,170,065    1,125,684      (44,381)
  Canadian Dollar                950,000     703,704      685,744      (17,960)
  Swedish Kronor               7,300,000     958,005      937,167      (20,838)
  Swiss Francs                 2,200,000   1,520,702    1,514,874       (5,828)

Total                                                              $   (75,974)
                                                                   ===========